UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.1%):
20,405,633	AZL Enhanced Bond Index Fund	$222,829,517
3,906,498	AZL International Index Fund	56,136,381
1,678,812	AZL Mid Cap Index Fund	33,744,118
8,640,183	AZL S&P 500 Index Fund, Class 2	117,160,878
1,401,320	AZL Small Cap Stock Index Fund	18,020,971

Total Affiliated Investment Companies (Cost $377,266,777)		447,891,865

Total Investment Securities (Cost $377,266,777)(a)—100.1%		447,891,865
Net other assets (liabilities)—(0.1)%		(262,120)

Net Assets - 100.0%		$447,629,745

Percentages indicated are based on net assets as of September 30, 2016.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
6,825,314	AZL DFA Emerging Markets Core Equity Fund	$60,608,792
46,621,147	AZL DFA Five-Year Global Fixed Income Fund	472,738,431
9,140,536	AZL DFA International Core Equity Fund	84,824,177
45,053,561	AZL DFA U.S. Core Equity Fund	457,293,642
11,913,904	AZL DFA U.S. Small Cap Fund	121,521,818

Total Affiliated Investment Companies (Cost $1,193,753,804)		1,196,986,860

Total Investment Securities (Cost $1,193,753,804)(a)—100.0%		1,196,986,860
Net other assets (liabilities)—0.0%		11,559

Net Assets—100.0%		$1,196,998,419

Percentages indicated are based on net assets as of September 30, 2016.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
12,614,233	AZL Enhanced Bond Index Fund	$137,747,423
2,566,473	AZL International Index Fund	36,880,223
1,098,107	AZL Mid Cap Index Fund	22,071,958
5,109,692	AZL S&P 500 Index Fund, Class 2	69,287,426
915,324	AZL Small Cap Stock Index Fund	11,771,062

Total Affiliated Investment Companies (Cost $268,344,058)		277,758,092

Unaffiliated Investment Companies (1.0%):
264,504	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	264,504
2,648,815	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.16%(a)	2,648,815

Total Unaffiliated Investment Companies (Cost $2,913,319)		2,913,319

Total Investment Securities (Cost $271,257,377)(b)—96.0%		280,671,411
Net other assets (liabilities)—4.0%		11,822,431

Net Assets—100.0%		$292,493,842

Percentages indicated are based on net assets as of September 30, 2016.

(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Futures Contracts

Cash of $9,365,885 has been segregated to cover margin requirements for the following open contracts as of September 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/16/16	68	$7,345,360	$149,050
U.S. Treasury 10-Year Note December Futures	Long	12/20/16	55	7,211,875	38,634

Total					$187,684

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (52.0%):
Aerospace & Defense (1.5%):
313,297	BAE Systems plc(a)	$2,125,201
853	Boeing Co. (The)(a)	112,374
1,047	Dassault Aviation SA(a)	1,159,370
46,972	European Aeronautic Defence & Space Co. NV(a)	2,840,911
1,444	General Dynamics Corp.(a)	224,051
6,592	Hexcel Corp.^(a)	292,026
84,338	Meggitt plc(a)	492,982
1,009	Northrop Grumman Corp.(a)	215,876
1,102	Raytheon Co.(a)	150,015
37,977	Safran SA(a)	2,730,316
35,101	Textron, Inc.(a)	1,395,264

		11,738,386

Airlines (1.0%):
41,800	Delta Air Lines, Inc.(a)	1,645,248
85,300	Japan Airlines Co., Ltd.(a)	2,511,518
30,568	Southwest Airlines Co.(a)	1,188,790
50,762	United Continental Holdings, Inc.*(a)	2,663,482

		8,009,038

Auto Components (1.1%):
19,500	Aisin Sieki Co., Ltd.(a)	893,046
34,500	Bridgestone Corp.(a)	1,272,634
161,683	Cheng Shin Rubber Industry Co., Ltd.(a)	341,516
43,900	Denso Corp.(a)	1,752,841
3,800	Exedy Corp.(a)	96,703
26,400	Futaba Industrial Co., Ltd.(a)	131,404
2,946	Goodyear Tire & Rubber Co.(a)	95,156
10,500	Koito Manufacturing Co., Ltd.(a)	511,254
2,098	Lear Corp.(a)	254,320
10,200	Stanley Electric Co., Ltd.(a)	274,399
51,800	Sumitomo Electric Industries, Ltd.(a)	732,694
47,500	Toyota Industries Corp.(a)	2,204,333

		8,560,300

Automobiles (1.4%):
308,000	Brilliance China Automotive Holdings, Ltd.(a)	347,301
96,153	Ford Motor Co.(a)	1,160,567
70,900	Fuji Heavy Industries, Ltd.(a)	2,662,997
35,300	Honda Motor Co., Ltd.(a)	1,016,439
7,881	Hyundai Motor Co.(a)	973,255
73,800	Isuzu Motors, Ltd.(a)	867,999
7,327	Maruti Suzuki India, Ltd.(a)	605,044
73,200	Suzuki Motor Corp.(a)	2,450,865
8,200	Toyota Motor Corp.(a)	475,619
270	Volkswagen AG(a)	39,168
93,770	Yulon Motor Co., Ltd.(a)	82,552

		10,681,806

Banks (3.9%):
7,770	ABN AMRO Group NV(a)	160,757
25,832	Banco Bilbao Vizcaya Argentaria SA(a)	156,157
35,500	Banco Santander SA(a)	156,960
265,490	Bank of America Corp.(a)	4,154,919
27,833	BNP Paribas SA(a)	1,430,868
46,501	Citigroup, Inc.(a)	2,196,242
22,947	Commerzbank AG(a)	147,923
16,920	Credit Agricole SA(a)	166,921
5,500	Erste Group Bank AG(a)	162,873
2,917	Fifth Third Bancorp(a)	59,682
108,000	Fukuoka Financial Group, Inc.(a)	448,672
518,138	HSBC Holdings plc(a)	3,889,479
144,256	ING Groep NV(a)	1,778,023
63,712	JPMorgan Chase & Co.(a)	4,242,581
2,681	KBC Groep NV*(a)	156,046
21,400	Mediobanca SpA(a)	139,347

Shares		Fair Value
Common Stocks, continued
Banks, continued
257,400	Mitsubishi UFJ Financial Group, Inc.(a)	$1,298,164
36,450	Natixis(a)	169,863
11,321	Raiffeisen International Bank-Holding AG*(a)	172,363
4,492	Societe Generale(a)	155,002
49,500	Sumitomo Mitsui Financial Group, Inc.(a)	1,668,542
21,205	SunTrust Banks, Inc.(a)	928,779
101,351	Svenska Handelsbanken AB, Class A(a)	1,392,308
32,873	Toronto-Dominion Bank (The)(a)	1,459,463
39,158	U.S. Bancorp^(a)	1,679,487
62,695	UniCredit SpA(a)	146,102
79,898	Wells Fargo & Co.(a)	3,537,883
67,975	Westpac Banking Corp.(a)	1,545,006

		33,600,412

Beverages (0.6%):
11,534	Anheuser-Busch InBev NV(a)	1,513,915
27,600	Asahi Breweries, Ltd.(a)	1,004,675
22,942	Coca-Cola Co. (The)(a)	970,905
1,525	Coca-Cola European Partners plc(a)	60,848
1,398	Constellation Brands, Inc., Class C(a)	232,753
8,632	Diageo plc, ADR(a)	1,001,657
1,183	Dr Pepper Snapple Group, Inc.(a)	108,020
2,975	PepsiCo, Inc.(a)	323,591

		5,216,364

Biotechnology (1.2%):
2,032	AbbVie, Inc.(a)	128,158
6,052	Alexion Pharmaceuticals, Inc.*(a)	741,612
16,785	Amgen, Inc.(a)	2,799,906
1,461	Biogen Idec, Inc.*(a)	457,337
4,468	Celgene Corp.*(a)	467,040
46,326	Gilead Sciences, Inc.(a)	3,665,313
31,581	Invitae Corp.*^(a)	276,650
25,499	Shire plc(a)	1,647,816

		10,183,832

Building Products (0.4%):
21,985	Compagnie de Saint-Gobain SA(a)	949,042
10,600	Daikin Industries, Ltd.(a)	987,708
13,678	Fortune Brands Home & Security, Inc.^(a)	794,692
29,128	Masco Corp.(a)	999,381

		3,730,823

Capital Markets (0.8%):
31,413	Brookfield Asset Management, Inc., Class A(a)	1,105,109
2,242	Brookfield Asset Management, Inc., Class A(a)	78,841
37,316	Charles Schwab Corp. (The)(a)	1,178,066
13,468	CME Group, Inc.^(a)	1,407,675
140,000	Daiwa Securities Group, Inc.(a)	788,497
10,471	Goldman Sachs Group, Inc. (The)(a)	1,688,659
1,948	Morgan Stanley(a)	62,453
88,813	UBS Group AG(a)	1,206,334

		7,515,634

Chemicals (2.4%):
4,341	Air Products & Chemicals, Inc.(a)	652,626
45,607	AkzoNobel NV(a)	3,085,894
5,252	Arkema SA(a)	485,748
118,000	Asahi Kasei Corp.(a)	940,367
83,415	Axalta Coating Systems, Ltd.*(a)	2,358,142
11,923	BASF SE(a)	1,019,495
39,230	E.I. du Pont de Nemours & Co.(a)	2,627,232

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
19,567	Evonik Industries AG(a)	$661,252
22,000	Formosa Chemicals & Fibre Corp.(a)	59,484
26,000	Formosa Plastics Corp.(a)	64,560
32,700	Hitachi Chemical Co., Ltd.(a)	749,601
11,300	JSR Corp.(a)	177,610
6,800	Kuraray Co., Ltd.(a)	100,948
6,773	Monsanto Co.(a)	692,201
27,000	Nan Ya Plastics Corp.(a)	53,528
16,800	Nitto Denko Corp.^(a)	1,090,519
37,900	PTT Global Chemical Public Co., Ltd.(a)	64,587
41,600	Shin-Etsu Chemical Co., Ltd.(a)	2,904,796
79,000	Toray Industries, Inc.(a)	768,735
299,000	Ube Industries, Ltd.(a)	571,659
10,731	Umicore SA(a)	672,925

		19,801,909

Commercial Services & Supplies (0.0%):
23,446	Aggreko plc(a)	289,742
2,086	Cintas Corp.(a)	234,884
3,300	SECOM Co., Ltd.(a)	246,305

		770,931

Communications Equipment (0.6%):
45,316	Cisco Systems, Inc.(a)	1,437,424
64,713	CommScope Holding Co., Inc.*(a)	1,948,508
272,962	Nokia Oyj(a)	1,581,911

		4,967,843

Construction & Engineering (0.4%):
24,000	Chiyoda Corp.(a)	197,201
9,100	ComSys Holdings Corp.(a)	161,373
35,100	JGC Corp.(a)	610,091
21,000	Kinden Corp.(a)	241,696
6,000	Maeda Road Construction Co., Ltd.(a)	107,373
8,000	Nippo Corp.(a)	152,013
84,000	Okumura Corp.(a)	477,425
2,000	Sho-Bond Holdings Co., Ltd.(a)	93,063
88,000	Toda Corp.^(a)	464,104
12,884	Vinci SA(a)	985,056

		3,489,395

Construction Materials (0.1%):
29,404	CRH plc(a)	974,832
8,200	The Siam Cement Public Co., Ltd.(a)	122,405

		1,097,237

Consumer Finance (0.2%):
2,213	Capital One Financial Corp.(a)	158,960
21,581	Discover Financial Services(a)	1,220,405

		1,379,365

Containers & Packaging (0.2%):
2,230	Crown Holdings, Inc.*(a)	127,311
3,167	International Paper Co.(a)	151,953
1,936	Packaging Corp. of America(a)	157,319
1,561	Sealed Air Corp.(a)	71,525
25,029	WestRock Co.(a)	1,213,406

		1,721,514

Distributors (0.0%):
7,600	Canon Marketing Japan, Inc.(a)	141,426

Diversified Consumer Services (0.0%):
15,186	H&R Block, Inc.^(a)	351,556

Diversified Financial Services (0.6%):
11	Berkshire Hathaway, Inc., Class A*^(a)	2,378,420
19,170	Berkshire Hathaway, Inc., Class B*(a)	2,769,490

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
75,000	Fubon Financial Holdings Co., Ltd.(a)	$111,456
4,600	Zenkoku Hosho Co., Ltd.(a)	190,185

		5,449,551

Diversified Telecommunication Services (1.1%):
1,855	AT&T, Inc.(a)	75,332
85,215	Cellnex Telecom SAU(a)	1,541,141
33,000	Chunghwa Telecom Co., Ltd.(a)	116,491
107,067	Deutsche Telekom AG, Registered Shares(a)	1,794,571
27,016	El Towers SpA*(a)	1,423,964
25,900	Nippon Telegraph & Telephone Corp.(a)	1,183,038
39,800	Singapore Telecommunications, Ltd.(a)	116,729
32,883	Telecom Italia SpA(a)	22,315
1,734,221	Telecom Italia SpA*(a)	1,434,805
620,022	Telesites SAB*(a)	350,232
10,726	Verizon Communications, Inc.(a)	557,537

		8,616,155

Electric Utilities (0.4%):
2,161	CEZ(a)	38,599
12,000	Cheung Kong Infrastructure Holdings, Ltd.(a)	103,949
35,500	Chubu Electric Power Co., Inc.(a)	516,944
12,000	CLP Holdings, Ltd.(a)	124,589
142,333	Enel SpA(a)	634,724
15,300	Kyushu Electric Power Co., Inc.(a)	142,331
16,533	NextEra Energy, Inc.(a)	2,022,317

		3,583,453

Electrical Equipment (0.3%):
85,000	GS Yuasa Corp.(a)	350,062
4,600	Mabuchi Motor Co., Ltd.(a)	254,900
156,000	Mitsubishi Electric Corp.(a)	1,997,485
801	Rockwell Automation, Inc.^(a)	97,994

		2,700,441

Electronic Equipment, Instruments & Components (0.6%):
36,188	Fitbit, Inc., Class A*^(a)	537,030
1,500	Hirose Electric Co., Ltd.(a)	197,187
48,400	Hon Hai Precision Industry Co., Ltd.(a)	122,552
1,000	Keyence Corp.(a)	727,925
17,400	Kyocera Corp.(a)	834,884
12,300	Murata Manufacturing Co., Ltd.(a)	1,604,575
7,600	Omron Corp.(a)	273,127
47,255	VeriFone Systems, Inc.*(a)	743,794

		5,041,074

Energy Equipment & Services (0.1%):
1,698	Helmerich & Payne, Inc.^(a)	114,275
15,618	Schlumberger, Ltd.(a)	1,228,200

		1,342,475

Equity Real Estate Investment Trusts (0.5%):
2,511	American Tower Corp.(a)	284,572
2,865	Crown Castle International Corp.(a)	269,912
447,647	Fibra UNO Amdinistracion SA(a)	818,627
17,000	Link REIT (The)(a)	125,438
9,902	Simon Property Group, Inc.(a)	2,049,812
3,491	Unibail-Rodamco SE(a)	941,065

		4,489,426

Food & Staples Retailing (0.6%):
14,726	CVS Health Corp.(a)	1,310,467
20,158	Kroger Co. (The)(a)	598,289
25,800	Seven & I Holdings Co., Ltd.(a)	1,219,484

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
13,016	Walgreens Boots Alliance, Inc.(a)	$1,049,350
49,902	Whole Foods Market, Inc.^(a)	1,414,722

		5,592,312

Food Products (1.0%):
53,600	Ajinomoto Co., Inc.(a)	1,194,147
15,007	Danone SA(a)	1,112,961
29,745	Mondelez International, Inc., Class A(a)	1,305,806
51,573	Nestle SA, Registered Shares(a)	4,064,879
1,518	Tyson Foods, Inc., Class A(a)	113,349

		7,791,142

Gas Utilities (0.3%):
27,888	Gas Natural SDG SA(a)	573,071
27,327	Snam SpA(a)	151,378
344,000	Tokyo Gas Co., Ltd.(a)	1,530,801

		2,255,250

Health Care Equipment & Supplies (0.6%):
17,088	Baxter International, Inc.(a)	813,389
48,900	HOYA Corp.(a)	1,964,075
4,628	Medtronic plc(a)	399,859
885	Stryker Corp.(a)	103,023
13,534	Zimmer Holdings, Inc.(a)	1,759,691

		5,040,037

Health Care Providers & Services (1.8%):
25,204	Aetna, Inc.(a)	2,909,801
8,900	Alfresa Holdings Corp.(a)	188,287
18,689	Anthem, Inc.(a)	2,341,918
66,124	Brookdale Senior Living, Inc.*(a)	1,153,864
2,323	Cardinal Health, Inc.(a)	180,497
15,132	Centene Corp.*^(a)	1,013,239
15,543	DaVita, Inc.*(a)	1,026,926
974	HCA Holdings, Inc.*(a)	73,664
16,108	Integrated Diagnostics Holdings plc(a)	54,440
9,153	McKesson Corp.(a)	1,526,263
10,200	Medipal Holdings Corp.(a)	176,461
61,358	NMC Health plc(a)	1,088,152
613,699	PT Siloam International Hospital Tbk*(a)	484,337
206,503	Spire Healthcare Group plc(a)	1,055,984
4,500	Suzuken Co., Ltd.(a)	148,544
65,845	Tenet Healthcare Corp.*^(a)	1,492,048
992	UnitedHealth Group, Inc.(a)	138,880

		15,053,305

Health Care Technology (0.0%):
3,224	HTG Molecular Diagnostics, Inc.*^(a)	7,480

Hotels, Restaurants & Leisure (0.4%):
25,242	Accor SA(a)	1,001,106
3,759	Chipotle Mexican Grill, Inc.*^(a)	1,591,937
1,473	McDonald’s Corp.(a)	169,925
12,831	Norwegian Cruise Line Holdings, Ltd.*^(a)	483,729
1,949	Wyndham Worldwide Corp.(a)	131,226

		3,377,923

Household Durables (0.3%):
6,200	Alpine Electronics, Inc.(a)	81,805
20,403	Berkeley Group Holdings plc (The)(a)	683,234
1,324	Coway Co., Ltd.(a)	114,571
124,000	Haier Electronics Group Co., Ltd.(a)	205,351
4,985	Mohawk Industries, Inc.*(a)	998,695
5,400	Rinnai Corp.(a)	501,600

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
1,200	Sekisui Chemical Co., Ltd.(a)	$17,250

		2,602,506

Independent Power & Renewable Electricity Producers (0.1%):
11,299	Calpine Corp.*(a)	142,819
20,291	NextEra Energy Partners LP(a)	567,540

		710,359

Industrial Conglomerates (1.1%):
1,009	3M Co., Class C(a)	177,816
77,219	Beijing Enterprises Holdings, Ltd.(a)	393,277
107,474	General Electric Co.^(a)	3,183,380
1,100	Jardine Matheson Holdings, Ltd.(a)	66,821
179,900	Keppel Corp., Ltd.(a)	719,955
53,086	Koninklijke Philips Electronics NV(a)	1,571,482
9,674	Roper Industries, Inc.^(a)	1,765,215
8,079	Siemens AG, Registered Shares(a)	945,629
47,787	Smiths Group plc(a)	906,619

		9,730,194

Insurance (2.2%):
151,400	AIA Group, Ltd.(a)	1,014,423
25,890	Allstate Corp. (The)(a)	1,791,070
17,151	American International Group, Inc.(a)	1,017,740
54,204	AXA SA(a)	1,153,108
2,321	Axis Capital Holdings, Ltd.(a)	126,100
14,645	Chubb, Ltd.(a)	1,840,145
1,170	Fairfax Financial Holdings, Ltd.(a)	685,625
7,995	Hartford Financial Services Group, Inc. (The)(a)	342,346
22,058	Marsh & McLennan Cos., Inc.(a)	1,483,401
36,068	MetLife, Inc.(a)	1,602,501
48,300	MS&AD Insurance Group Holdings, Inc.(a)	1,347,610
42,900	NKSJ Holdings, Inc.(a)	1,269,597
7,169	Prudential Financial, Inc.(a)	585,349
34,183	Prudential plc(a)	606,583
1,344	Reinsurance Group of America, Inc.(a)	145,071
52,700	Sony Financial Holdings, Inc.(a)	725,714
48,200	Tokio Marine Holdings, Inc.(a)	1,847,363
2,396	Travelers Cos., Inc. (The)(a)	274,462
21,483	UnumProvident Corp.(a)	758,565
499	Zurich Insurance Group AG(a)	128,449

		18,745,222

Internet & Direct Marketing Retail (0.5%):
4,132	Amazon.com, Inc.*(a)	3,459,765
9,609	Expedia, Inc.(a)	1,121,562

		4,581,327

Internet Software & Services (2.3%):
26,651	Alibaba Group Holding, Ltd., ADR*^(a)	2,819,409
787	Alphabet, Inc., Class A*(a)	632,795
10,480	Alphabet, Inc., Class C*(a)	8,145,998
95,700	Dropbox, Inc.*(a)(b)(c)	1,167,540
52,009	Facebook, Inc., Class C*(a)	6,671,194
5,547	Lookout, Inc.*(a)(b)(c)	32,173
2,196	VeriSign, Inc.*^(a)	171,815

		19,640,924

IT Services (0.8%):
2,021	Accenture plc, Class C(a)	246,906
533	Alliance Data Systems Corp.*(a)	114,344
3,091	Amdocs, Ltd.(a)	178,814
11,190	Cognizant Technology Solutions Corp., Class C*(a)	533,875

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
2,890	Computer Sciences Corp.(a)	$150,887
15,378	Global Payments, Inc.(a)	1,180,415
51,301	Infosys, Ltd.(a)	800,547
14,427	MasterCard, Inc., Class A(a)	1,468,237
24,939	Sabre Corp.^(a)	702,781
51,291	Square, Inc., Class A*^(a)	598,053
15,559	Visa, Inc., Class A^(a)	1,286,729

		7,261,588

Leisure Products (0.1%):
40,300	Sega Sammy Holdings, Inc.(a)	574,007
11,400	Yamaha Corp.(a)	367,787

		941,794

Life Sciences Tools & Services (0.3%):
17,787	Patheon NV*(a)	527,029
8,510	Thermo Fisher Scientific, Inc.(a)	1,353,601

		1,880,630

Machinery (1.0%):
214,090	Haitian International Holdings, Ltd.(a)	423,661
15,800	Hino Motors, Ltd.(a)	169,180
900	Illinois Tool Works, Inc.^(a)	107,856
51,200	Komatsu, Ltd.(a)	1,173,374
61,300	Kubota Corp.(a)	926,776
6,400	Kurita Water Industries, Ltd.(a)	152,201
6,100	Makita Corp.(a)	433,871
15,300	Nabtesco Corp.(a)	433,211
149,554	SKF AB, Class B(a)	2,580,845
2,000	SMC Corp.(a)	577,026
5,081	WABCO Holdings, Inc.*(a)	576,846

		7,554,847

Media (1.9%):
4,471	Charter Communications, Inc., Class A*(a)	1,207,036
53,593	Comcast Corp., Class A^(a)	3,555,361
615,711	Delta Topco, Ltd.*(a)(b)(c)	6
20,908	DISH Network Corp., Class A*(a)	1,145,340
5,843	Liberty Broadband Corp., Class A*(a)	409,945
11,183	Liberty Broadband Corp., Class C*^(a)	799,361
1,875	Liberty Global plc, Class A*(a)	51,731
18,161	Liberty Global plc, Class A*(a)	620,743
20,943	Liberty SiriusXM Group, Class A*(a)	711,643
39,306	Liberty SiriusXM Group, Class C*(a)	1,313,213
10,800	Nippon Television Holdings, Inc.(a)	182,820
81,382	Pearson plc(a)	794,813
16,155	Publicis Groupe SA(a)	1,221,546
134,983	RAI Way SpA(a)	546,010
1,212	Scripps Networks Interactive, Class C^(a)	76,950
17,700	SKY Perfect JSAT Holdings, Inc.(a)	86,965
25,348	Time Warner, Inc.(a)	2,017,954
6,800	Toho Co., Ltd.(a)	225,719
6,400	TV Asahi Holdings Corp.(a)	117,674
76,147	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA(a)	518,047

		15,602,877

Metals & Mining (0.0%):
112,347	Platinum Group Metals, Ltd.*^(a)	307,830
35,396	Platinum Group Metals, Ltd.*^(a)	97,678
4,800	Yamato Kogyo Co., Ltd.(a)	142,268

		547,776

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.3%):
33,745	Target Corp.^(a)	$2,317,607

Multi-Utilities (0.3%):
7,166	Dominion Resources, Inc.(a)	532,219
28,269	Engie Group(a)	437,858
8,669	National Grid plc(a)	122,497
9,979	Sempra Energy^(a)	1,069,649

		2,162,223

Oil, Gas & Consumable Fuels (3.8%):
74,807	Anadarko Petroleum Corp.(a)	4,739,771
56,520	BP plc, ADR^(a)	1,987,243
60,908	Cameco Corp.^(a)	521,372
39,595	Cenovus Energy, Inc.(a)	568,359
631	Chevron Corp.^(a)	64,943
156,037	Coal India, Ltd.(a)	757,614
202,047	EnCana Corp.(a)	2,115,433
15,198	EQT Corp.^(a)	1,103,679
13,915	Exxon Mobil Corp.(a)	1,214,501
144,400	INPEX Corp.(a)	1,309,374
148,311	Marathon Oil Corp.^(a)	2,344,796
134,862	Marathon Petroleum Corp.(a)	5,474,048
1,725	Phillips 66(a)	138,949
4,751	Pioneer Natural Resources Co.(a)	882,023
5,009	Polski Koncern Naftowy Orlen SA(a)	85,582
130,870	Reliance Industries, Ltd.(a)	2,135,312
56,832	Royal Dutch Shell plc, ADR(a)	2,845,579
26,200	Thai Oil Public Co., Ltd.(a)	52,106
18,984	Total SA(a)	899,671
1,904	Total SA, ADR^(a)	90,821
3,618	Valero Energy Corp.^(a)	191,754
46,011	Williams Cos., Inc. (The)(a)	1,413,918

		30,936,848

Personal Products (0.5%):
33,988	Edgewell Personal Care Co.*^(a)	2,702,726
30,398	Unilever NV(a)	1,402,090

		4,104,816

Pharmaceuticals (3.4%):
48,900	Astellas Pharma, Inc.(a)	763,781
34,611	AstraZeneca plc(a)	2,241,686
27,202	Bristol-Myers Squibb Co.(a)	1,466,732
32,066	Catalent, Inc.*^(a)	828,585
27,219	Eli Lilly & Co.(a)	2,184,597
59,405	GlaxoSmithKline plc(a)	1,265,710
24,810	Johnson & Johnson Co.(a)	2,930,805
20,680	Merck & Co., Inc.(a)	1,290,639
47,331	Mylan NV*(a)	1,804,258
17,082	Novartis AG, Registered Shares(a)	1,343,765
10,689	Novo Nordisk A/S, Class B(a)	445,443
6,200	Otsuka Holdings Co., Ltd.(a)	282,844
17,180	Perrigo Co. plc(a)	1,586,229
72,340	Pfizer, Inc.(a)	2,450,156
4,786	Roche Holding AG(a)	1,186,031
39,576	Sanofi-Aventis SA(a)	3,014,995
3,100	Sawai Pharmaceutical Co., Ltd.(a)	220,018
43,116	Teva Pharmaceutical Industries, Ltd., ADR(a)	1,983,767

		27,290,041

Professional Services (0.1%):
16,706	Randstad Holding NV(a)	760,890

Real Estate Management & Development (1.4%):
820,200	CapitaLand, Ltd.(a)	1,937,802
1,333,500	Global Logistic Properties, Ltd.(a)(d)	1,838,338
24,000	Hang Lung Properties, Ltd.(a)	54,480
154,000	Mitsubishi Estate Co., Ltd.(a)	2,887,509
24,000	Sino Land Co., Ltd.(a)	42,815

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
140,666	Sun Hung Kai Properties, Ltd.(a)	$2,143,855
6,000	Swire Pacific, Ltd., Class A(a)	64,943
67,467	The St. Joe Co.*^(a)	1,240,043
29,532	Vonovia SE(a)	1,118,110
18,000	Wharf Holdings, Ltd. (The)(a)	131,893

		11,459,788

Road & Rail (0.7%):
32,300	ComfortDelGro Corp., Ltd.(a)	66,920
32,400	East Japan Railway Co.(a)	2,921,537
15,420	Kansas City Southern(a)	1,438,994
11,700	Seino Holdings Co., Ltd.(a)	122,964
13,800	West Japan Railway Co.(a)	854,407

		5,404,822

Semiconductors & Semiconductor Equipment (0.9%):
23,127	Intel Corp.^(a)	873,044
1,630	KLA-Tencor Corp.(a)	113,627
76,187	Micron Technology, Inc.*^(a)	1,354,605
29,105	QUALCOMM, Inc.(a)	1,993,693
21,600	ROHM Co., Ltd.(a)	1,138,757
21,994	SK Hynix, Inc.(a)	805,053
60,200	SUMCO Corp.^(a)	495,307
140,000	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	821,157

		7,595,243

Software (1.3%):
19,597	Activision Blizzard, Inc.(a)(k)	868,147
11,291	Adobe Systems, Inc.*(a)	1,225,525
14,452	Electronic Arts, Inc.*(a)	1,234,201
10,425	Intuit, Inc.(a)	1,146,854
5,016	Microsoft Corp.(a)	288,922
5,900	Nintendo Co., Ltd.(a)	1,561,407
57,500	Nuance Communications, Inc.*(a)	833,750
8,500	Trend Micro, Inc.(a)	296,155
68,532	Uber Technologies, Inc.*(a)(b)(c)	3,393,705
10,635	UbiSoft Entertainment SA*(a)	401,361

		11,250,027

Specialty Retail (0.8%):
5,600	Autobacs Seven Co., Ltd.^(a)	80,253
17,728	Bed Bath & Beyond, Inc.^(a)	764,254
9,258	Home Depot, Inc. (The)(a)	1,191,319
15,051	Lowe’s Cos., Inc.(a)	1,086,833
3,800	Nitori Co., Ltd.(a)	454,724
20,400	Sanrio Co., Ltd.^(a)	373,818
2,200	Shimamura Co., Ltd.(a)	266,802
10,872	Tiffany & Co.^(a)	789,633
20,222	Williams-Sonoma, Inc.^(a)	1,032,940
159,100	Yamada Denki Co., Ltd.(a)	789,224

		6,829,800

Technology Hardware, Storage & Peripherals (2.0%):
121,235	Apple, Inc.(a)(k)	13,705,616
5,800	Fujifilm Holdings Corp.(a)	214,687
317,000	NEC Corp.(a)	819,093
60,453	Pure Storage, Inc., Class A*^(a)	819,138
16,817	Western Digital Corp.^(a)	983,290

		16,541,824

Textiles, Apparel & Luxury Goods (0.5%):
16,860	Burberry Group plc(a)	301,676
13,230	Compagnie Financiere Richemont SA(a)	805,793
7,394	Hugo Boss AG(a)	408,849
8,461	Luxottica Group SpA(a)	404,223

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
5,586	LVMH Moet Hennessy Louis Vuitton SA(a)	$952,165
25,618	Michael Kors Holdings, Ltd.*^(a)	1,198,667
4,279	Ralph Lauren Corp.^(a)	432,778

		4,504,151

Tobacco (0.3%):
23,677	Altria Group, Inc.(a)	1,497,097
11,100	Japan Tobacco, Inc.(a)	453,558
1,116	KT&G Corp.(a)	127,121

		2,077,776

Trading Companies & Distributors (0.2%):
18,189	HD Supply Holdings, Inc.*(a)	581,684
16,162	United Rentals, Inc.*(a)	1,268,556

		1,850,240

Transportation Infrastructure (0.0%):
2,493	Aeroports de Paris(a)	247,197
17,000	Kamigumi Co., Ltd.(a)	148,146

		395,343

Water Utilities (0.0%):
2,155	American Water Works Co., Inc.(a)	161,280

Wireless Telecommunication Services (0.8%):
24,000	Advanced Information Service plc(a)	111,387
30,000	Far EasTone Telecommunications Co., Ltd.(a)	71,045
45,900	Intouch Holdings Public Co., Ltd.(a)	71,874
62,100	KDDI Corp.(a)	1,911,258
20,400	NTT DoCoMo, Inc.(a)	517,305
600	SK Telecom Co., Ltd.(a)	122,804
20,000	Taiwan Mobile Co., Ltd.(a)	72,073
44,788	Vodafone Group plc, ADR(a)	1,305,570
719,863	Vodafone Group plc(a)	2,063,733

		6,247,049

Total Common Stocks (Cost $402,400,905)		434,987,607

Preferred Stocks (1.7%):
Automobiles (0.1%):
7,098	Volkswagen AG, 0.15%(a)	932,366

Banks (0.2%):
26,982	Citigroup Capital XIII, Series A, 0.76%(a)	710,706
12,240	HSBC Holdings plc, Series 2, 1.23%(a)	319,586
5,686	U.S. Bancorp, Series G, 0.94%(a)	145,903
15,159	U.S. Bancorp, Series F, 0.86%(a)	456,589
208,000	USB Capital IX, 3.50%(a)	178,100

		1,810,884

Commercial Services & Supplies (0.1%):
6,516	Stericycle, Inc., 7.97%(a)	431,815

Consumer Finance (0.1%):
35,484	GMAC Capital Trust I, Series 2, 1.28%(a)	901,648

Equity Real Estate Investment Trusts (0.2%):
3,376	American Tower Corp., Series A(a)	373,259
13,344	Welltower, Inc., Series I, 4.88%(a)	888,043

		1,261,302

Health Care Providers & Services (0.2%):
40,838	Anthem, Inc., 5.86%(a)	1,777,269
143,925	Grand Rounds, Inc., Series C*(a)(b)(c)	400,112

		2,177,381

Internet Software & Services (0.1%):
63,925	Lookout, Inc., Series F, 4.88%*(a)(b)(c)	612,402

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Multi-Utilities (0.1%):
27,671	Dominion Resources, Inc., 0.84%(a)	$1,380,783
7,500	Dominion Resources, Inc., 6.41%(a)	373,200

		1,753,983

Pharmaceuticals (0.5%):
1,780	Allergan plc, Series A, 6.68%(a)	1,462,501
2,893	Teva Pharmaceutical Industries, Ltd., 0.14%(a)	2,352,904

		3,815,405

Software (0.1%):
116,157	Palantir Technologies, Inc., Series I*(a)(b)(c)	839,815

Total Preferred Stocks (Cost $15,381,432)		14,537,001

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.(a)	45,053

Total Warrant (Cost $–)		45,053

Convertible Preferred Stocks (0.5%):
Banks (0.0%):
272	Wells Fargo & Co., Series L, Class A, 0.12%(a)	353,600

Equity Real Estate Investment Trusts (0.1%):
8,984	Crown Castle International Corp., Series A(a)	1,015,372

Internet Software & Services (0.1%):
144,482	Domo, Inc., Series E*(a)(b)(c)	1,217,983

Wireless Telecommunication Services (0.3%):
13,297	Mandatory Exchange Trust, 1.29%(a)(d)	1,716,244

Total Convertible Preferred Stocks (Cost $3,777,551)		4,303,199

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (0.0%):
Household Durables (0.0%):
$ 3,065,000	AliphCom, Inc., 12.00%, 4/1/20(a)(b)(c)(e)	317,840

Oil, Gas & Consumable Fuels (0.0%):
268,000	Project Samson BND Corp., 12.00%, 4/1/20(a)(b)(c)(e)	27,792

Total Private Placements (Cost $3,333,000)		345,632

Convertible Bonds (0.7%):
Diversified Telecommunication Services (0.2%):
500,000	Telecom Italia Finance SA, 6.13%, 11/15/16+(a)(d)	550,516
100,000	Telecom Italia Finance SA, Registered Shares, 6.13%, 11/15/16+(a)(d)	109,917
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(a)(d)	292,516
900,000	Telefonica SA, Series TEF, 4.90%, 9/25/17+(a)	868,855

		1,821,804

Electrical Equipment (0.1%):
478,000	Suzlon Energy, Ltd., Series SUEL, 5.75%, 7/16/19(a)(d)(e)	478,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Food Products (0.0%):
$ 400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(b)(c)(f)	$2,000

Oil, Gas & Consumable Fuels (0.2%):
936,000	Cobalt International Energy, Inc., 2.63%, 12/1/19(a)	476,190
1,146,000	Cobalt International Energy, Inc., 3.13%, 5/15/24(a)	435,479
1,123,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(a)(d)	1,027,847

		1,939,516

Real Estate Management & Development (0.1%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16+(a)(d)	546,657
750,000	CapitaLand, Ltd., 1.95%, 10/17/23+(a)(d)	556,972

		1,103,629

Semiconductors & Semiconductor Equipment (0.1%):
246,000	Intel Corp., 3.25%, 8/1/39(a)	449,873

Total Convertible Bonds (Cost $7,985,503)		5,794,822

Floating Rate Loans (0.8%):
Capital Markets (0.2%):
880,182	Promontoria Blue Holding 2 BV, 0.00%, 4/17/20(a)(c)(e)(g)	988,624
103,015	Sheridan Production Partners, 4.25%, 12/2/20(a)(e)(g)	68,505
38,430	Sheridan Production Partners, 4.25%, 12/16/20(a)(e)(g)	25,556
740,382	Sheridan Production Partners, 4.25%, 12/16/20(a)(e)(g)	492,354

		1,575,039

Energy Equipment & Services (0.1%):
371,328	Drillships Financing Holdings, Inc., 5.50%, 3/31/21(a)(e)	184,736
1,276,781	Seadrill, Ltd., 4.00%, 2/21/21(a)(e)	633,066

		817,802

Hotels, Restaurants & Leisure (0.2%):
1,431,514	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(a)(e)	1,438,670

Independent Power & Renewable Electricity Producers (0.1%):
598,950	Calpine Corp., 3.50%, 6/15/22(a)(e)	600,244

Marine (0.0%):
470,818	Drillships Ocean Ventures, Inc., 3.50%, 7/9/21(a)(e)	324,394

Media (0.1%):
881,707	Univision Communications, Inc., 4.00%, 3/1/20(a)(e)	883,223

Metals & Mining (0.0%):
346,500	Novelis, Inc., 0.00%, 6/15/22(a)(e)	348,018

Oil, Gas & Consumable Fuels (0.0%):
405,533	Fieldwood Energy LLC, 8.38%, 9/20/20(a)(e)	157,481

Pharmaceuticals (0.0%):
110	Mallinckrodt International Finance SA, 3.25%, 2/24/21(a)(e)	110

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Trading Companies & Distributors (0.1%):
$ 580,613	Univar USA, Inc., 0.00%, 6/30/22(a)(e)	$581,338

Total Floating Rate Loans (Cost $8,146,689)		6,726,319

Collateralized Mortgage Obligations (0.1%):
459,000	Logistics UK, Class F, Series 2015-1A, 0.66%, 8/20/25(a)(b)(c)(e)	571,148

Total Collateralized Mortgage Obligations (Cost $689,125)		571,148

Corporate Bonds (3.3%):
Automobiles (0.0%):
327,000	Volkswagen AG, Registered Shares, 2.45%, 11/20/19(a)(d)	330,264

Banks (0.9%):
347,000	Bank of America Corp., 2.00%, 1/11/18, MTN(a)	348,598
338,000	Bank of America Corp., 2.60%, 1/15/19(a)	344,597
977,000	Citigroup, Inc., 1.80%, 2/5/18(a)	979,463
298,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100^(a)(e)	308,707
829,000	Citigroup, Inc., Series O, 5.87%, 12/29/49, Callable 3/27/20 @ 100^(a)(e)	837,373
930,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100(a)	932,023
284,000	JPMorgan Chase & Co., 4.35%, 8/15/21(a)	311,844
1,513,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 10/1/24 @ 100(a)(e)	1,598,106
778,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 5/1/23 @ 100, Perpetual Bond^(a)(e)	781,890
336,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN(a)	362,496

		6,805,097

Biotechnology (0.2%):
730,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100(a)	744,216
591,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100(a)	596,133

		1,340,349

Capital Markets (0.2%):
662,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 5/10/19 @ 100^(a)(e)	671,103
695,000	Goldman Sachs Group, Inc. (The), Series M, 5.38%, 12/31/49, Callable 5/10/20 @ 100(a)(e)	701,949
493,000	Morgan Stanley, Series H, 5.45%, 7/29/49, Callable 7/15/19 @ 100(a)(e)	494,647

		1,867,699

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Communications Equipment (0.1%):
$ 473,000	Cisco Systems, Inc., 2.20%, 2/28/21(a)	$483,965

Consumer Finance (0.4%):
628,000	Ally Financial, Inc., 2.75%, 1/30/17(a)	629,178
431,000	Ally Financial, Inc., 3.50%, 1/27/19^(a)	434,771
430,000	American Express Co., Series C, 4.93%, 12/29/49, Callable 3/15/20 @ 100^(a)(e)	424,088
365,000	Capital One Bank USA NA, Series BNKT, 2.15%, 11/21/18, Callable 10/21/18 @ 100(a)	368,798
595,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18(a)	624,544
200,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18(a)	202,933
517,000	General Motors Financial Co., Inc., 3.50%, 7/10/19^(a)	532,613
255,000	Hyundai Capital America, 2.00%, 3/19/18(a)(d)	256,448
179,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100^(a)	188,280

		3,661,653

Diversified Financial Services (0.1%):
477,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100(a)	495,691

Diversified Telecommunication Services (0.3%):
851,000	AT&T, Inc., 2.38%, 11/27/18^(a)	867,023
1,355,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100(a)	1,393,086
110,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21^(a)	117,288
146,000	Verizon Communications, 1.75%, 8/15/21, Callable 7/15/21 @ 100(a)	144,403
322,000	Verizon Communications, 2.63%, 8/15/26, Callable 5/15/26 @ 100^(a)	316,033

		2,837,833

Equity Real Estate Investment Trusts (0.0%):
162,000	American Tower Corp., 3.40%, 2/15/19^(a)	168,325

Health Care Equipment & Supplies (0.1%):
764,000	Medtronic, Inc., 3.15%, 3/15/22^(a)	812,348

Industrial Conglomerates (0.2%):
79,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN^(a)	89,524
404,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(a)(e)	419,150
710,000	General Electric Co., Series D, 5.00%, 12/29/49, Callable 1/21/21 @ 100(a)(e)	755,050

		1,263,724

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Internet Software & Services (0.0%):
$ 336,000	eBay, Inc., 3.80%, 3/9/22, Callable 2/9/22 @ 100(a)	$359,310

Media (0.1%):
245,000	Cablevision Systems Corp., 5.88%, 9/15/22(a)	222,950
624,776	Delta Topco, Ltd., 10.00%, 11/24/60(a)(b)(c)	593,537
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)(d)	213,500

		1,029,987

Metals & Mining (0.0%):
319,000	Freeport-McMoRan, Inc., 3.88%, 3/15/23, Callable 12/15/22 @ 100^(a)	286,277

Oil, Gas & Consumable Fuels (0.0%):
111,961	Fieldwood Holdings LLC, 0.00%, 8/31/20(a)(e)	92,788
270,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23, Callable 1/15/23 @ 100(a)	288,225

		381,013

Personal Products (0.1%):
374,000	Edgewell Personal Care Co., 4.70%, 5/19/21^(a)	394,427
342,000	Edgewell Personal Care Co., 4.70%, 5/24/22(a)	353,543

		747,970

Pharmaceuticals (0.1%):
308,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)(d)	344,705
471,000	Mylan, Inc., 2.55%, 3/28/19(a)	476,978

		821,683

Real Estate Management & Development (0.1%):
1,016,000	Global Logistic Properties, Ltd., 3.88%, 6/4/25(a)(c)	1,057,990

Semiconductors & Semiconductor Equipment (0.1%):
800,000	QUALCOMM, Inc., 3.00%, 5/20/22(a)	839,371

Software (0.2%):
165,000	Activision Blizzard, 2.30%, 9/15/21, Callable 8/15/21 @ 100(a)(d)	165,431
1,455,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100(a)	1,458,691

		1,624,122

Wireless Telecommunication Services (0.1%):
440,000	T-Mobile USA, Inc., 6.00%, 4/15/24, Callable 4/15/19 @ 104.5^(a)	470,800

Total Corporate Bonds (Cost $26,886,344)		27,685,471

Foreign Bonds (15.5%):
Banks (0.2%):
610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 126+(a)(e)	1,377,802

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Metals & Mining (0.0%):
$ 270,000	Constellium NV, 7.00%, 1/15/23, Callable 1/15/18 @ 105.25+(a)(d)	$299,729

Sovereign Bonds (15.3%):
4,140,000	Australian Government, Series 124, 5.75%, 5/15/21+(a)	3,750,643
7,435,000	Australian Government, Series 128, 5.75%, 7/15/22+(a)	6,956,898
1,465,000	Bonos y Oblig del Estado (Spanish Government), 1.95%, 4/30/26+(a)(d)	1,806,789
6,591,000	Brazil Nota do Tesouro Nacional, Series NTNF, 0.51%, 1/1/21+(a)(h)(i)	1,983,159
433,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/22+(a)(i)	394,779
4,545,000	Bundesobligation, Series 173, -0.62%, 4/9/21+(a)	5,251,272
2,616,000	Buoni del Tesoro Poliennali, 1.50%, 6/1/25+(a)	3,054,362
2,255,000	Canada Housing Trust, 1.25%, 6/15/21+(a)(d)	1,740,844
3,493,000	Canadian Government, 0.25%, 5/1/18+(a)	2,651,730
8,844,000	Canadian Government, 0.50%, 8/1/18+(a)	6,741,207
2,203,000	Canadian Government, 0.75%, 3/1/21+(a)	1,692,437
250,000	Federative Republic of Brazil, 2.88%, 4/1/21+(a)	285,996
3,994,990	Governemnt of France, 0.50%, 5/25/26+(a)(d)	4,649,680
159,750,000	Government of Japan, Series 350, 0.10%, 3/15/17+(a)	1,578,577
3,732,000	Government of Poland, 5.75%, 10/25/21+(a)	1,132,634
122,970,000	Hungary Government Bond, Series 25/B, 5.50%, 6/24/25+(a)	544,572
437,050,000	Japan Treasury Bill, Series 362, 0.10%, 3/15/18+(a)	4,335,972
920,000,000	Japan Treasury Discount Bill, Series 617, 0.00%, 10/3/16+(a)(h)	9,073,873
190,000,000	Japan Treasury Discount Bill, Series 619, 0.03%, 10/11/16+(a)(h)	1,873,937
460,000,000	Japan Treasury Discount Bill, Series 620, 0.00%, 10/17/16+(a)(h)	4,537,009
280,000,000	Japan Treasury Discount Bill, Series 622, 0.00%, 10/24/16+(a)(h)	2,761,837
930,000,000	Japan Treasury Discount Bill, Series 623, 0.00%, 10/31/16+(a)(h)	9,174,089
190,000,000	Japan Treasury Discount Bill, Series 624, 0.00%, 11/7/16+(a)(h)	1,874,355
940,000,000	Japan Treasury Discount Bill, Series 628, 0.00%, 11/21/16+(a)(h)	9,274,034
910,000,000	Japan Treasury Discount Bill, Series 630, 0.00%, 12/5/16+(a)(h)	8,978,969
480,000,000	Japan Treasury Discount Bill, Series 631, 0.00%, 3/10/17+(a)(h)	4,740,458
124,305,500	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(a)(e)(j)	6,606,473
4,897,000	New Zealand Government, Series 0521, 6.00%, 5/15/21+(a)	4,198,099

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 5,140,000	Nota Do Tesouro Nacional, Series NTNF, 0.00%, 1/1/18+(a)(i)	$1,584,104
4,313,000	Poland Government Bond, Series 1020, 5.25%, 10/25/20+(a)	1,262,589
7,277,000	Poland Government Bond, Series 0725, 3.25%, 7/25/25+(a)	1,963,693
8,175,000	Poland Government Bond, Series 0726, 2.50%, 7/25/26+(a)	2,062,729
1,013,000	Republic of Indonesia, 2.63%, 6/14/23+(a)(d)	1,194,132
2,080,000	Romania Government Bond, 4.75%, 2/24/25+(a)	598,705
124,495	United Kingdom Treasury, 2.00%, 9/7/25+(a)	180,014
4,714,323	United Kingdom Treasury, 1.50%, 7/22/26+(a)	6,535,269

		127,025,919

Total Foreign Bonds (Cost $127,355,077)		128,703,450

Yankee Dollars (2.8%):
Banks (0.6%):
1,020,000	BNP Paribas SA, 2.40%, 12/12/18(a)	1,035,521
1,275,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100^(a)(e)	1,255,875
325,000	ING Groep NV, 6.00%, 12/31/49, Callable 4/16/20 @ 100(a)(e)	315,860
865,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19(a)	890,639
200,000	Lloyds Bank plc, 2.30%, 11/27/18(a)	202,175
250,000	Rabobank Nederland, 3.95%, 11/9/22(a)	262,069
460,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19(a)	467,870

		4,430,009

Capital Markets (0.1%):
366,000	UBS AG Stamford CT, 2.38%, 8/14/19(a)	373,343
495,000	UBS Group AG, 4.13%, 9/24/25^(a)(d)	518,755

		892,098

Diversified Financial Services (0.1%):
253,000	Export-Import Bank of Korea, 2.88%, 9/17/18(a)	260,490
611,000	Export-Import Bank of Korea, 2.63%, 12/30/20(a)	632,219

		892,709

Diversified Telecommunication Services (0.1%):
568,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 11/7/16 @ 103.75(a)	428,840
190,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104^(a)(d)	190,475
572,000	Telecom Italia SpA, 5.30%, 5/30/24^(a)(d)	584,796

		1,204,111

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Equity Real Estate Investment Trusts (0.0%):
$ 316,000	Trust F/1401, 5.25%, 12/15/24, Callable 9/15/24 @ 100(a)(d)	$327,850

Industrial Conglomerates (0.0%):
255,000	GE Capital International Funding, 2.34%, 11/15/20(a)	261,908
400,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(a)(d)	150,000

		411,908

Internet Software & Services (0.1%):
670,000	Alibaba Group Holding, Ltd., 3.13%, 11/28/21, Callable 9/28/21 @ 100(a)	698,605

Media (0.0%):
200,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 102.75(a)(d)	207,500

Oil, Gas & Consumable Fuels (0.3%):
755,000	Petroleos Mexicanos, 4.63%, 9/21/23^(a)(d)	756,057
1,558,000	YPF SA, 8.50%, 7/28/25(a)(d)	1,709,437

		2,465,494

Paper & Forest Products (0.3%):
2,106,000	TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56(a)(b)	2,148,120

Pharmaceuticals (0.1%):
594,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100(a)	613,314

Real Estate Management & Development (0.0%):
351,000	IRSA Propiedades Comerciales SA, 8.75%, 3/23/23, Callable 3/23/20 @ 104.38(a)(d)	393,120

Road & Rail (0.0%):
527,380	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 10/24/16 @ 100(a)(d)	39,554

Sovereign Bonds (1.1%):
487,000	Federal Republic of Brazil, 4.88%, 1/22/21(a)	519,873
235,000	Provincia de Buenos Aires, 9.13%, 3/16/24(a)(d)	262,906
1,185,000	Republic of Argentina, 6.88%, 4/22/21(a)(d)	1,289,873
1,302,000	Republic of Argentina, 7.50%, 4/22/26^(a)(d)	1,468,655
1,313,000	Republic of Argentina, 7.13%, 7/6/36^(a)(d)	1,390,467
313,000	Republic of Hungary, 6.25%, 1/29/20(a)	351,749
2,102,000	Republic of Hungary, 6.38%, 3/29/21^(a)	2,435,692
480,000	Republic of Indonesia, 6.88%, 1/17/18(a)(d)	510,590
619,000	Republic of Turkey, 6.75%, 4/3/18(a)	654,289

		8,884,094

Total Yankee Dollars (Cost $23,616,461)		23,608,486

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages (1.5%):
Federal National Mortgage Association (1.5%)
$ 12,296,233	3.00%, 11/25/45(a)	$12,750,769

Total U.S. Government Agency Mortgages (Cost $12,687,695)		12,750,769

U.S. Treasury Obligations (13.6%):
U.S. Treasury Bills (3.2%)
12,000,000	0.18%, 11/10/16(a)(h)	11,997,504
10,313,000	0.16%, 11/17/16(a)(h)	10,310,741
5,000,000	0.16%, 11/25/16(a)(h)	4,998,780

		27,307,025

U.S. Treasury Inflation Index Bonds (0.1%)
1,098,500	1.00%, 2/15/46(a)	1,233,296

U.S. Treasury Bonds (0.1%)
33,000	3.00%, 5/15/45	38,024
951,400	2.25%, 8/15/46(a)(k)	934,156

		972,180

U.S. Treasury Notes (7.5%)
2,281,000	0.88%, 1/31/17(l)	2,285,119
8,031,500	1.25%, 3/31/21(a)	8,073,537
1,869,500	1.13%, 7/31/21(a)	1,866,799
19,194,500	1.13%, 8/31/21(a)	19,174,998
23,786,000	1.13%, 9/30/21(a)	23,754,413
6,754,800	1.50%, 8/15/26(a)	6,689,096

		61,843,962

U.S. Treasury Inflation Index Notes (2.7%)
7,867,400	0.13%, 4/15/21(a)	8,155,030
13,631,800	0.63%, 1/15/26(a)	14,519,923

		22,674,953

Total U.S. Treasury Obligations (Cost $113,231,545)		114,031,416

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $321,424)		144,886

Purchased Options (0.4%):
Total Purchased Options (Cost $4,334,289)		4,205,474

Exchange Traded Funds (3.1%):
4,667	ETFS Platinum Trust(l)	461,100
5,528	ETFS Physical Palladium Shares(l)	383,619
124,200	iShares Gold Trust(l)	1,576,098
9,367	iShares Iboxx $ High Yield Corporate Bond Fund, 5.43%	817,364
183,224	SPDR Gold Trust(k)(l)	23,020,263

Total Exchange Traded Fund (Cost $25,585,645)		26,258,444

Securities Held as Collateral for Securities on Loan (3.2%):
$ 26,803,061	AZL MVP BlackRock Global Allocation Fund Securities Lending Collateral Account(m)	26,803,061

Total Securities Held as Collateral for Securities on Loan (Cost $26,803,061)		26,803,061

Unaffiliated Investment Companies (1.7%):
7,911,447	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.16%(h)	7,911,447

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Companies, continued
6,459,815	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(h)(l) (n)	$6,459,815

Total Unaffiliated Investment Company (Cost $14,371,262)		14,371,262

Total Investment Securities (Cost $816,907,007)(o) - 100.9%		845,873,500
Net other assets (liabilities) - (0.9)%		(9,712,611)

Net Assets - 100.0%		$836,160,889

Percentages indicated are based on net assets as of September 30, 2016.

ADR	-	American Depositary Receipt
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $26,184,201.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 1.35% of the net assets of the fund.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(e)	Variable rate security. The rate presented represents the rate in effect at September 30, 2016. The date presented represents the final maturity date.
(f)	Defaulted bond.
(g)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 0.19% of the net assets of the Fund.
(h)	The rate represents the effective yield at September 30, 2016.
(i)	Principal amount is stated in 1,000 Brazilian Real Units.
(j)	Principal amount is stated in 100 Mexican Peso Units.
(k)	All or a portion of this security has been pledged as collateral for open derivative positions.
(l)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

(m)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.
(n)	All or a portion of these securities are held by the VIP Subsidiary.
(o)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2016:

Country	Percentage
Argentina	0.7%
Australia	1.8%
Austria	—	%NM
Belgium	0.3%
Bermuda	—	%NM
Brazil	0.6%
Canada	2.3%
Cayman Islands	0.1%
Chile	—	%NM
China	0.4%
Czech Republic	—	%NM
Denmark	0.1%
European Community	—	%NM
Finland	0.2%
France	3.0%
Germany	1.4%
Guernsey	—	%NM
Hong Kong	0.7%
Hungary	0.4%
India	0.6%
Indonesia	0.3%
Ireland (Republic of)	0.5%
Israel	0.5%
Italy	1.2%
Japan	16.3%
Jersey	0.2%
Luxembourg	0.2%
Mexico	1.0%
Netherlands	1.8%
New Zealand	0.5%
Poland	0.8%
Portugal	0.1%
Republic of Korea (South)	0.4%
Romania	0.1%
Singapore	0.7%
Spain	0.6%
Sweden	0.5%
Switzerland	1.2%
Taiwan, Province Of China	0.2%
Thailand	0.1%
Turkey	0.1%
United Arab Emirates	0.1%
United Kingdom	4.4%
United States	55.6%

	100.0%

NM    Not meaningful, amount is less than 0.05%.

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Securities Sold Short (-0.4%):(a)

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	$(393,174)	$(407,080)	$(13,906)
Church & Dwight Co., Inc.	(552,930)	(533,829)	19,101
Ecolab, Inc.	(1,098,955)	(1,143,194)	(44,239)
Gentex Corp.	(389,265)	(436,349)	(47,084)
LafargeHolcim, Ltd., Registered Shares	(476,514)	(521,495)	(44,981)
Procter & Gamble Co. (The)	(1,195,332)	(1,210,458)	(15,126)
Walt Disney Co. (The)	(398,519)	(371,626)	26,893

	$(4,504,689)	$(4,624,031)	$(119,342)

Futures Contracts

Cash of $27,653,992 has been segregated to cover margin requirements for the following open contracts as of September 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
CAC 40 10 Euro October Futures (Euro)(a)	Short	10/21/16	(3)	$(149,729)	$(2,515)
DJ EURO STOXX 600 December Futures (Euro)(a)	Short	12/16/16	(33)	(633,454)	(2,554)
NIKKEI 225 Index December Futures (Japanese Yen)(a)	Short	12/8/16	(9)	(734,984)	(4,966)
Russell 2000 Mini Index December Futures (U.S. Dollar)(a)	Short	12/16/16	(53)	(6,615,990)	(117,282)
S&P 500 Index E-Mini December Futures (U.S. Dollar)(a)	Short	12/16/16	37	3,996,740	417,045
ASX SPI 200 Index December Futures (Australian Dollar)(a)	Long	12/15/16	1	103,608	4,494
DAX Index December Futures (Euro)(a)	Long	12/16/16	2	590,384	8,021
DJ EURO STOXX 50 December Futures (Euro)(a)	Long	12/16/16	8	269,030	3,559
FTSE 100 Index December Futures (British Pounds)(a)	Long	12/16/16	1	88,867	2,868
NASDAQ 100 E-Mini December Futures (U.S. Dollar)(a)	Long	12/16/16	4	389,620	11,637
TOPIX Index December Futures (Japanese Yen)(a)	Long	12/8/16	10	1,304,862	(13,353)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	Long	12/20/16	127	16,652,875	89,100

Total					$396,054

Option Contracts(a)

Over-the-counter options purchased as of September 30, 2016 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
AFLAC, Inc.	Goldman Sachs	Call	85.00	USD	1/19/18	23,937	$32,616
Allstate Corp.	Goldman Sachs	Call	80.00	USD	1/19/18	15,243	24,148
Apple, Inc.	UBS Warburg	Call	110.00	USD	9/15/17	27,635	322,561
BB&T Corp.	Goldman Sachs	Call	40.00	USD	1/19/18	33,282	69,578
Capital One Financial Corp.	Goldman Sachs	Call	80.00	USD	1/19/18	34,070	159,124
CBOE Holdings, Inc.	Societe Generale	Call	22.00	USD	11/16/16	9,178	9,116
Chicago Board Options Exchange SPX	Citibank	Call	22.00	USD	10/19/16	9,203	1,962
CIT Group, Inc.	Goldman Sachs	Call	42.00	USD	1/19/18	20,475	55,075
Citigroup, Inc.	Goldman Sachs	Call	55.00	USD	1/19/18	46,690	127,625
CME Group, Inc.	Goldman Sachs	Call	115.00	USD	1/19/18	16,384	65,510
Comerica, Inc.	Goldman Sachs	Call	55.00	USD	1/19/18	28,632	74,798
E*Trade Financial Corp.	Goldman Sachs	Call	35.00	USD	1/19/18	42,404	88,887
Euro Stoxx 50 Index	Morgan Stanley	Call	3025.00	EUR	3/17/17	144	23,079
Euro Stoxx 50 Index	Morgan Stanley	Call	3025.00	EUR	3/17/17	144	23,079
Euro Stoxx 50 Index	Morgan Stanley	Call	3125.00	EUR	3/17/17	313	33,341
Euro Stoxx 50 Index	Citigroup Global Markets	Call	3150.00	EUR	6/16/17	540	56,752
Euro Stoxx 50 Index	Deutsche Bank	Call	3426.55	EUR	9/21/18	225	25,214

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Fifth Third BanCorp	Goldman Sachs	Call	25.00	USD	1/19/18	46,690	$35,973
Franklin Resources, Inc.	Goldman Sachs	Call	45.00	USD	1/19/18	42,153	48,315
JPMorgan Chase & Co.	Goldman Sachs	Call	70.00	USD	1/19/18	46,690	192,845
KeyCorp	Goldman Sachs	Call	15.00	USD	1/19/18	46,690	21,247
Lincoln National Corp.	Goldman Sachs	Call	55.00	USD	1/19/18	28,360	80,396
MetLife, Inc.	Goldman Sachs	Call	52.50	USD	1/19/18	46,690	86,226
MetLife, Inc.	UBS Warburg	Call	50.00	USD	1/20/17	12,874	6,537
MetLife, Inc.	UBS Warburg	Call	52.50	USD	1/20/17	11,800	2,891
Morgan Stanley	Goldman Sachs	Call	35.00	USD	1/19/18	46,690	119,807
Manulife Financial Corp.	Goldman Sachs	Call	22.00	CAD	1/19/18	46,690	19,737
Prudential Financial, Inc.	Morgan Stanley	Call	87.50	USD	1/20/17	14,400	26,124
Qualcomm, Inc.	Deutsche Bank	Call	52.50	USD	5/19/17	24,788	409,221
Regions Financial Corp.	Goldman Sachs	Call	12.00	USD	1/19/18	46,690	26,108
SPDR Gold Shares(b)	JPMorgan Chase	Call	127.00	USD	10/21/16	11,307	10,311
SPDR Gold Shares(b)	JPMorgan Chase	Call	100.00	USD	12/16/16	12,078	312,764
SPDR Gold Shares(b)	JPMorgan Chase	Call	125.00	USD	12/16/16	22,367	82,189
SPDR Gold Shares(b)	JPMorgan Chase	Call	127.00	USD	12/02/16	11,890	33,649
SPDR Gold Shares(b)	Societe Generale	Call	127.00	USD	12/02/16	11,891	32,344
SPDR Gold Trust(b)	Societe Generale	Call	121.00	USD	1/20/17	22,476	152,576
State Street Corp.	Goldman Sachs	Call	72.50	USD	1/19/18	31,589	202,260
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	355.61	EUR	3/17/17	4,134	42,692
SunTrust Banks, Inc.	Goldman Sachs	Call	55.00	USD	1/19/18	46,690	57,477
Synchrony Financial	Goldman Sachs	Call	35.00	USD	1/19/18	46,690	54,616
TD Ameritrade Holdg Corp.	Goldman Sachs	Call	40.00	USD	1/19/18	39,795	82,478
The Charles Schwab Corp.	Goldman Sachs	Call	40.00	USD	1/19/18	46,690	63,860
Travelers Companies, Inc.	Goldman Sachs	Call	135.00	USD	1/19/18	14,440	29,445
Wells Fargo & Co.	Goldman Sachs	Call	55.00	USD	1/19/18	46,690	36,320
Zions Bancorporation	Goldman Sachs	Call	35.00	USD	1/19/18	38,281	74,989
CBOE Holdings, Inc.	Barclays Bank	Put	16.00	USD	10/19/16	45,982	68,811
CBOE Volatility Index	Citibank	Put	16.00	USD	10/19/16	18,758	28,071
Cintas Corp.	Bank Of America	Put	110.00	USD	10/21/16	2,086	2,158
S&P 500 Index	Credit Suisse First Boston	Put	2100.00	USD	10/21/16	3,230	25,479
S&P 500 Index	Credit Suisse First Boston	Put	2130.00	USD	11/18/16	6,476	190,965
S&P 500 Index	BNP Paribas	Put	2125.00	USD	11/30/16	3,243	109,970
S&P 500 Index	Societe Generale	Put	2140.00	USD	11/30/16	3,243	123,701

Total							$4,085,017

Over-the-counter options written as of September 30, 2016 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Alexion Pharmaceuticals, Inc.	Credit Suisse First Boston	Call	125.00	USD	11/18/16	1,444	$(8,478)
Apple, Inc.	UBS Warburg	Call	130.00	USD	9/15/17	27,635	(110,127)
Cintas Corp.	Bank Of America	Call	120.00	USD	10/21/16	2,086	(438)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Euro Stoxx 50 Index	Morgan Stanley	Call	3450.00	EUR	3/17/17	313	$(5,216)
General Electric Co.	Deutsche Bank	Call	32.50	USD	1/20/17	65,566	(9,726)
Johnson & Johnson	Barclays Bank	Call	110.00	USD	1/20/17	21,498	(201,949)
Qualcomm, Inc.	Deutsche Bank	Call	70.00	USD	5/19/17	24,788	(97,474)
S&P 500 Index	Credit Suisse First Boston	Call	2200.00	USD	10/21/16	3,230	(26,654)
Apple, Inc.	UBS Warburg	Put	100.00	USD	9/15/17	27,635	(164,239)
Euro Stoxx 50 Index	Morgan Stanley	Put	2375.00	EUR	3/17/17	144	(4,301)
Euro Stoxx 50 Index	Morgan Stanley	Put	2375.00	EUR	3/17/17	144	(4,301)
Euro Stoxx 50 Index	Morgan Stanley	Put	2400.00	EUR	3/17/17	313	(11,786)
Euro Stoxx 50 Index	Citigroup Global Markets	Put	2350.00	EUR	6/16/17	540	(35,478)
Euro Stoxx 50 Index	Deutsche Bank	Put	2586.07	EUR	9/21/18	225	(63,631)
MetLife, Inc.	UBS Warburg	Put	45.00	USD	1/20/17	6,437	(18,417)
MetLife, Inc.	UBS Warburg	Put	46.00	USD	1/20/17	5,900	(20,112)
Prudential Financial, Inc.	Morgan Stanley	Put	77.50	USD	1/20/17	7,200	(22,877)
Qualcomm, Inc.	Deutsche Bank	Put	40.00	USD	5/19/17	24,788	(6,442)
S&P 500 Index	Credit Suisse First Boston	Put	2000.00	USD	10/21/16	3,230	(4,709)
S&P 500 Index	Credit Suisse First Boston	Put	1955.00	USD	11/18/16	6,476	(44,303)
S&P 500 Index	BNP Paribas	Put	1950.00	USD	11/30/16	3,243	(30,760)
S&P 500 Index	Societe Generale	Put	1965.00	USD	11/30/16	3,243	(34,418)

Total							$(925,836)

Exchange-traded options purchased as of September 30, 2016 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Biogen, Inc.	Call	285.00	USD	10/21/16	2	$5,960
SPDR Gold Shares(b)	Call	130.00	USD	11/18/16	234	26,442
Accenture plc	Put	112.00	USD	10/07/16	12	480

Total						$32,882

Exchange-traded options written as of September 30, 2016 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Altria Group, Inc.	Call	67.50	USD	12/16/16	90	$(3,105)
Biogen, Inc.	Call	325.00	USD	10/21/16	2	(1,000)
SPDR Gold Shares(b)	Call	145.00	USD	1/20/17	225	(9,338)
SPDR Gold Shares(b)	Call	145.00	USD	12/16/16	224	(5,040)
Tiffany & Co.	Call	72.50	USD	2/17/17	54	(26,460)
Tiffany & Co.	Call	75.00	USD	2/17/17	54	(19,980)
Williams-Sonoma, Inc.	Call	55.00	USD	11/18/16	75	(7,500)
Biogen, Inc.	Put	260.00	USD	10/21/16	2	(500)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Total	$(72,923)

Exchange-traded currency options purchased as of September 30, 2016 were as follows:

Description	Counterparty	Strike Price		Expiration Date	Notional Amount	Fair Value
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Chase	110.00	USD	10/04/16	43,938	$170
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	108.50	USD	11/15/16	44,615	4,947
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Chase	103.00	USD	2/01/17	47,169	82,458

Total						$87,575

Exchange-traded currency options written as of September 30, 2016 were as follows:

Description	Counterparty	Strike Price		Expiration Date	Notional Amount	Fair Value
Australian Dollar Call Currency Option (USD/AUD)	Deutsche Bank	0.79	AUD	11/10/16	26,840	$(7,236)
Australian Dollar Call Currency Option (USD/AUD)	Goldman Sachs	0.80	AUD	11/09/16	26,350	(3,273)
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Chase	117.00	USD	10/04/16	43,938	(170)
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	115.00	USD	11/15/16	44,615	(715)
Japanese Yen Call Currency Option (USD/JPY)	Goldman Sachs	111.00	USD	2/01/17	47,169	(11,626)
New Zealand Call Currency Option (USD/NZD)	JPMorgan Chase	0.73	NZD	11/10/16	29,040	(34,948)
New Zealand Call Currency Option (USD/NZD)	Morgan Stanley	0.73	NZD	11/08/16	28,600	(25,803)
Australian Dollar Call Currency Option (USD/AUD)	Deutsche Bank	0.67	AUD	11/10/16	26,840	(218)
Australian Dollar Call Currency Option (USD/AUD)	Goldman Sachs	0.69	AUD	11/09/16	26,350	(408)
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Chase	100.00	USD	10/04/16	43,938	(3,861)
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	98.00	USD	11/15/16	44,615	(30,145)
Japanese Yen Call Currency Option (USD/JPY)	Goldman Sachs	95.00	USD	2/01/17	47,169	(49,185)
New Zealand Call Currency Option (USD/NZD)	JPMorgan Chase	0.62	NZD	11/10/16	29,040	(373)
New Zealand Call Currency Option (USD/NZD)	Morgan Stanley	0.62	NZD	11/08/16	28,600	(360)

Total						$(168,321)

Over-the-counter interest rate swaptions purchased as of September 30, 2016 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
5-Year Interest Rate Swap	Deutsche Bank	Call	1.14	USD	11/15/16	1,840	$49,667
10-Year Interest Rate Swap	Goldman Sachs	Put	1.55	USD	12/12/16	949	85,099
10-Year Interest Rate Swap	Goldman Sachs	Put	1.95	USD	12/12/16	949	9,718
5-Year Interest Rate Swap	Deutsche Bank	Put	1.07	JPY	4/04/18	1,006,980	402

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Total	$144,886

Over-the-counter interest rate swaptions written as of September 30, 2016 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
5-Year Interest Rate Swap	Deutsche Bank	Call	0.94	USD	11/15/16	1,840	$(8,040)
10-Year Interest Rate Swap	Goldman Sachs	Put	1.75	USD	12/12/16	1,898	(64,848)
5-Year Interest Rate Swap	Deutsche Bank	Put	1.44	USD	11/15/16	1,840	(12,850)

Total							$(85,738)

Forward Currency Contracts(a)

At September 30, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Goldman Sachs	11/9/16	2,635,000	$1,954,353	$2,014,382	$(60,029)
Australian Dollar	Deutsche Bank	11/10/16	2,684,000	1,955,305	2,051,796	(96,491)
Australian Dollar	Deutsche Bank	11/17/16	1,021,000	780,023	780,385	(362)
Brazilian Real	Deutsche Bank	12/2/16	2,993,000	802,413	903,806	(101,393)
Chinese Renminbi	Deutsche Bank	11/4/16	12,566,000	1,933,795	1,881,236	52,559
Emirati Dirham	BNP Paribas	1/19/17	2,788,058	753,000	758,505	(5,505)
Emirati Dirham	Goldman Sachs	1/19/17	2,790,242	753,000	759,099	(6,099)
Emirati Dirham	BNP Paribas	1/25/17	2,766,290	747,000	752,546	(5,546)
Japanese Yen	Deutsche Bank	10/3/16	920,000,000	8,964,852	9,075,072	(110,220)
Japanese Yen	JPMorgan Chase	10/11/16	190,000,000	1,797,234	1,874,860	(77,626)
Japanese Yen	Morgan Stanley	10/24/16	280,000,000	2,650,863	2,764,533	(113,670)
Japanese Yen	Morgan Stanley	10/31/16	930,000,000	8,911,034	9,184,992	(273,958)
Japanese Yen	Deutsche Bank	11/21/16	940,000,000	9,398,215	9,291,595	106,620
Japanese Yen	JPMorgan Chase	12/5/16	910,000,000	8,825,868	9,001,325	(175,457)
Japanese Yen	HSBC Bank	2/13/17	3,510,006	32,399	34,845	(2,446)
Japanese Yen	BNP Paribas	3/10/17	480,000,000	4,753,370	4,770,554	(17,184)
Mexican Peso	Goldman Sachs	10/27/16	35,757,000	1,934,640	1,839,337	95,303
New Zealand Dollar	Morgan Stanley	11/8/16	2,860,000	1,935,391	2,078,279	(142,888)
New Zealand Dollar	JPMorgan Chase	11/10/16	2,904,000	1,937,260	2,110,086	(172,826)
Taiwanese Dollar	Citibank	1/9/17	65,071,070	1,943,000	2,082,385	(139,385)
Taiwanese Dollar	Goldman Sachs	1/9/17	65,604,850	1,945,000	2,099,467	(154,467)
Taiwanese Dollar	JPMorgan Chase	1/9/17	64,779,873	1,943,000	2,073,066	(130,066)
Taiwanese Dollar	Credit Suisse First Boston	1/11/17	64,579,900	1,925,000	2,066,795	(141,795)
Taiwanese Dollar	Deutsche Bank	2/16/17	24,630,540	737,000	789,148	(52,148)

				$69,313,015	$71,038,094	$(1,725,079)

Long Contracts:
Brazilian Real	Deutsche Bank	12/2/16	2,993,000	$840,046	$903,806	$63,760
Chinese Renminbi	Deutsche Bank	11/4/16	12,566,000	1,913,070	1,881,237	(31,833)
European Euro	Morgan Stanley	11/10/16	994,000	1,121,515	1,118,561	(2,954)
European Euro	State Street	11/10/16	1,129,000	1,271,796	1,270,478	(1,318)
European Euro	Credit Suisse First Boston	11/25/16	1,357,000	1,541,064	1,528,030	(13,034)
European Euro	HSBC Bank	12/2/16	1,696,000	1,894,364	1,910,390	16,026
Mexican Peso	Goldman Sachs	10/27/16	13,068,019	661,234	672,218	10,984
Norwegian Krone	Morgan Stanley	11/10/16	6,811,971	802,001	852,595	50,594
Taiwanese Dollar	Citibank	1/9/17	65,071,070	1,992,927	2,082,385	89,458
Taiwanese Dollar	Credit Suisse First Boston	1/9/17	65,585,400	2,012,440	2,098,845	86,405
Taiwanese Dollar	JPMorgan Chase	1/9/17	64,779,873	1,985,255	2,073,066	87,811
Taiwanese Dollar	Credit Suisse First Boston	1/11/17	64,579,900	1,982,317	2,066,795	84,478
Taiwanese Dollar	Deutsche Bank	2/16/17	24,630,540	768,744	789,148	20,404

				$18,786,773	$19,247,554	$460,781

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

At September 30, 2016, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased		Amount Sold		Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro/Japanese Yen	HSBC Bank	668,000	EUR	83,094,190	JPY	$762,378	$692,568	$(69,810)
European Euro/Polish Zloty	BNP Paribas	720,000	EUR	3,095,064	PLN	808,551	810,120	1,569
Japanese Yen/European Euro	HSBC Bank	86,604,196	JPY	668,000	EUR	764,503	869,158	104,655

						$2,335,432	$2,371,846	$36,414

Centrally Cleared Credit Default Swap Agreements - Sell Protection(a)(c)

At September 30, 2016, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at September 30, 2016 (d)	Notional Amount (e)	Fixed Rate	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 27	JPMorgan Chase	12/20/21	4.00%	$3,688,794	5.00%	$162,307	$155,234	$7,073
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 27	JPMorgan Chase	12/20/21	0.75	17,827,565	1.00	222,875	220,033	2,842
iTraxx Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 26	JPMorgan Chase	12/20/21	0.72	3,380,000	1.00	54,046	55,734	(1,688)
iTraxx Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 26	JPMorgan Chase	12/20/21	3.27	5,442,778	5.00	480,632	475,962	4,670

						$919,860	$906,963	$12,897

Over-the-Counter Currency Swap Agreements

At September 30, 2016, the Fund’s open over-the-counter currency swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (Local)		Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	1.230%	3/15/17	Bank of America	1,597,500	JPY	$(254,311)	$(254,311)
Pay	3-Month U.S. Dollar LIBOR BBA	1.963	3/15/18	Bank of America	263,100,000	JPY	(277,471)	(277,471)
Pay	3-Month U.S. Dollar LIBOR BBA	1.838	3/15/18	Bank of America	173,950,000	JPY	(174,961)	(174,961)

							$(706,743)	$(706,743)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Centrally Cleared Interest Rate Swap Agreements

At September 30, 2016, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Clearing Agent	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	0.568%	7/2/20	JPMorgan Chase	4,589,197	GBP	$76	$(13,299)	$(13,375)
Pay	3-Month U.S. Dollar LIBOR BBA	0.563	7/2/20	JPMorgan Chase	4,589,197	GBP	76	(12,705)	(12,781)
Pay	3-Month U.S. Dollar LIBOR BBA	0.584	7/2/20	JPMorgan Chase	4,589,197	GBP	77	(15,198)	(15,275)
Pay	3-Month U.S. Dollar LIBOR BBA	0.537	7/2/20	JPMorgan Chase	4,566,584	GBP	—	(9,572)	(9,572)
Pay	3-Month U.S. Dollar LIBOR BBA	0.989	7/5/20	JPMorgan Chase	5,968,906	USD	—	(27,617)	(27,617)
Pay	3-Month U.S. Dollar LIBOR BBA	1.015	7/5/20	JPMorgan Chase	5,955,165	USD	—	(24,517)	(24,517)
Pay	3-Month U.S. Dollar LIBOR BBA	1.058	7/5/20	JPMorgan Chase	5,955,165	USD	75	(19,496)	(19,571)
Pay	3-Month U.S. Dollar LIBOR BBA	1.018	7/5/20	JPMorgan Chase	5,955,165	USD	75	(24,225)	(24,300)
Pay	3-Month U.S. Dollar LIBOR BBA	0.608	7/16/20	JPMorgan Chase	4,601,100	GBP	77	(17,671)	(17,748)
Pay	3-Month U.S. Dollar LIBOR BBA	0.604	7/16/20	JPMorgan Chase	4,601,100	GBP	—	(17,195)	(17,195)
Pay	3-Month U.S. Dollar LIBOR BBA	0.638	7/16/20	JPMorgan Chase	4,601,100	GBP	—	(21,181)	(21,181)
Pay	3-Month U.S. Dollar LIBOR BBA	0.640	7/16/20	JPMorgan Chase	4,601,200	GBP	—	(21,479)	(21,479)
Pay	3-Month U.S. Dollar LIBOR BBA	1.208	7/19/20	JPMorgan Chase	5,981,400	USD	—	(2,600)	(2,600)
Pay	3-Month U.S. Dollar LIBOR BBA	1.260	7/19/20	JPMorgan Chase	4,601,133	USD	—	2,735	2,735
Pay	3-Month U.S. Dollar LIBOR BBA	1.183	7/19/20	JPMorgan Chase	5,981,500	USD	—	(5,472)	(5,472)
Pay	3-Month U.S. Dollar LIBOR BBA	1.219	7/19/20	JPMorgan Chase	5,981,500	USD	—	(1,251)	(1,251)
Pay	3-Month U.S. Dollar LIBOR BBA	0.016	4/9/21	JPMorgan Chase	1,165,000	EUR	17	(12,447)	(12,464)

								$(243,190)	$(243,663)

Total Return Swaps at September 30, 2016

Pay/ Receive	Reference Entity	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	67,900	EUR	$550
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	213,400	EUR	1,730
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	67,480	EUR	1,022
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	134,820	EUR	2,201
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	57,720	EUR	1,011
Pay	EURO Stoxx 50 Index Dividends December Futures	12/23/20	BNP Paribas SA	57,600	EUR	1,146
Pay	EURO Stoxx 50 Index Dividends December Futures	12/15/17	BNP Paribas SA	357,346	EUR	(1,647)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/15/17	BNP Paribas SA	148,460	EUR	876
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	192,100	EUR	(4,583)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	179,040	EUR	(2,336)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	363,120	EUR	(10,333)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	244,080	EUR	5,661
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	120,600	EUR	4,448
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	262,860	EUR	7,885
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	207,670	EUR	2,774
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	25,515,000	JPY	37,282
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	27,850,000	JPY	46,356
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	42,966,300	JPY	(2,577)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	43,387,500	JPY	(6,731)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	20,625,000	JPY	(6,657)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	44,447,000	JPY	(12,052)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	24,640,000	JPY	(13,463)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	31,410,000	JPY	(14,380)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	20,976,000	JPY	(9,942)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	37,400,000	JPY	(7,811)
Pay	S&P 500 Index Dividends December Futures	12/21/18	BNP Paribas SA	514,250	USD	17,050
Pay	S&P 500 Index Dividends December Futures	12/17/20	BNP Paribas SA	2,115,888	USD	8,663
Pay	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas SA	267,025	USD	13,475

						$59,618

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

(c)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(d)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(e)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
244,974	AZL DFA Emerging Markets Core Equity Fund	$2,175,366
1,621,067	AZL DFA Five-Year Global Fixed Income Fund	16,437,616
329,411	AZL DFA International Core Equity Fund	3,056,936
1,506,479	AZL DFA U.S. Core Equity Fund	15,290,767
428,616	AZL DFA U.S. Small Cap Fund	4,371,884

Total Affiliated Investment Companies (Cost $39,862,405)		41,332,569

Unaffiliated Investment Company (0.2%):
65,495	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16% (a)	65,495

Total Unaffiliated Investment Company (Cost $65,495)		65,495

Total Investment Securities (Cost $39,927,900)(b)—95.2%		41,398,064
Net other assets (liabilities)—4.8%		2,081,593

Net Assets—100.0%		$43,479,657

Percentages indicated are based on net assets as of September 30, 2016.

(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Futures Contracts

Cash of $1,169,122 has been segregated to cover margin requirements for the following open contracts as of September 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/16/16	12	$1,296,240	$25,481
U.S. Treasury 10-Year Note December Futures	Long	12/20/16	6	786,750	4,209

Total					$29,690

See accompanying notes to the schedules of portfolio investments.

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (95.3%):
23,061,048	AZL Franklin Templeton Founding Strategy Plus Fund	$285,034,555

Total Affiliated Investment Company (Cost $298,630,237)		285,034,555

Unaffiliated Investment Company (0.0%):
56,625	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.16%(a)	56,625

Total Unaffiliated Investment Company (Cost $56,625)		56,625

Total Investment Securities (Cost $298,686,862)(b)—95.3%		285,091,180
Net other assets (liabilities)—4.7%		14,001,624

Net Assets—100.0%		$299,092,804

Percentages indicated are based on net assets as of September 30, 2016.

(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Futures Contracts

Cash of $9,286,015 has been segregated to cover margin requirements for the following open contracts as of September 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/16/16	80	$8,641,600	$175,544
U.S. Treasury 10-Year Note December Futures	Long	12/20/16	43	5,638,375	30,230

Total					$205,774

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
1,213,380	AZL BlackRock Capital Appreciation Fund	$17,145,053
1,457,409	AZL Boston Company Research Growth Fund	17,051,689
1,230,311	AZL DFA International Core Equity Fund	11,417,284
1,128,551	AZL DFA U.S. Core Equity Fund	11,454,791
1,683,354	AZL DFA U.S. Small Cap Fund	17,170,207
956,009	AZL Federated Clover Small Value Fund	17,160,362
1,895,078	AZL Gateway Fund	22,873,597
1,582,714	AZL International Index Fund	22,743,597
2,210,146	AZL Invesco Growth and Income Fund	28,731,899
2,137,638	AZL Invesco International Equity Fund	34,031,198
2,475,775	AZL JPMorgan International Opportunities Fund	39,562,877
2,577,966	AZL JPMorgan U.S. Equity Fund	40,087,370
12,274,790	AZL MetWest Total Return Bond Fund	127,044,075
947,540	AZL MFS Investors Trust Fund	17,112,572
1,313,430	AZL MFS Mid Cap Value Fund	11,466,244
2,549,588	AZL MFS Value Fund	34,036,996
568,774	AZL Mid Cap Index Fund	11,432,357
1,512,389	AZL Morgan Stanley Global Real Estate Fund	16,938,761
953,914	AZL Multi-Manager Mid Cap Growth Fund	11,466,046
2,459,545	AZL NFJ International Value Fund	22,480,244
1,951,691	AZL Oppenheimer Discovery Fund	22,698,163
12,287,570	AZL Pyramis Total Bond Fund	127,053,471
1,550,859	AZL Russell 1000 Growth Index Fund	19,959,552
3,845,562	AZL Russell 1000 Value Index Fund	48,492,539
1,626,433	AZL Schroder Emerging Markets Equity Fund, Class 2	11,352,501
1,453,851	AZL Wells Fargo Large Cap Growth Fund	17,082,748
1,551,062	NFJ Dividend Value Portfolio	17,154,748
1,488,088	PIMCO PVIT High Yield Portfolio	11,547,562
5,534,819	PIMCO PVIT Income Portfolio	57,340,723
6,642,898	PIMCO PVIT Low Duration Portfolio	68,355,423
1,815,756	PIMCO PVIT Real Return Portfolio	22,896,683
11,594,863	PIMCO PVIT Total Return Portfolio	127,195,648

Total Affiliated Investment Companies (Cost $962,031,105)		1,082,536,980

Unaffiliated Investment Company (1.0%):
11,090,582	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.16%(a)	11,090,582

Total Unaffiliated Investment Company (Cost $11,090,582)		11,090,582

Total Investment Securities (Cost $973,121,687)(b)—96.0%		1,093,627,562
Net other assets (liabilities)—4.0%		45,850,492

Net Assets—100.0%		$1,139,478,054

Percentages indicated are based on net assets as of September 30, 2016.

(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Futures Contracts

Cash of $34,606,729 has been segregated to cover margin requirements for the following open contracts as of September 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/16/16	263	$28,409,260	$580,261
U.S. Treasury 10-Year Note December Futures	Long	12/20/16	215	28,191,875	149,964

Total					$730,225

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.9%):
203,801	AZL BlackRock Capital Appreciation Fund	$2,879,714
243,310	AZL Boston Company Research Growth Fund	2,846,728
281,739	AZL DFA U.S. Core Equity Fund	2,859,655
240,480	AZL Federated Clover Small Value Fund	4,316,624
356,361	AZL Gateway Fund	4,301,282
398,120	AZL International Index Fund	5,720,978
554,484	AZL Invesco Growth and Income Fund	7,208,296
358,744	AZL Invesco International Equity Fund	5,711,198
357,420	AZL JPMorgan International Opportunities Fund	5,711,570
462,825	AZL JPMorgan U.S. Equity Fund	7,196,932
3,834,739	AZL MetWest Total Return Bond Fund	39,689,548
158,246	AZL MFS Investors Trust Fund	2,857,930
328,667	AZL MFS Mid Cap Value Fund	2,869,262
644,359	AZL MFS Value Fund	8,602,188
142,725	AZL Mid Cap Index Fund	2,868,779
254,826	AZL Morgan Stanley Global Real Estate Fund	2,854,054
239,673	AZL Multi-Manager Mid Cap Growth Fund	2,880,864
491,293	AZL Oppenheimer Discovery Fund	5,713,741
3,842,149	AZL Pyramis Total Bond Fund	39,727,822
138,205	AZL Russell 1000 Growth Index Fund	1,778,702
711,423	AZL Russell 1000 Value Index Fund	8,971,046
243,309	AZL Wells Fargo Large Cap Growth Fund	2,858,886
387,727	NFJ Dividend Value Portfolio	4,288,256
741,021	PIMCO PVIT High Yield Portfolio	5,750,321
1,662,607	PIMCO PVIT Income Portfolio	17,224,605
2,490,570	PIMCO PVIT Low Duration Portfolio	25,627,962
683,311	PIMCO PVIT Real Return Portfolio	8,616,550
3,622,756	PIMCO PVIT Total Return Portfolio	39,741,631

Total Affiliated Investment Companies (Cost $257,698,735)		271,675,124

Unaffiliated Investment Companies (1.0%):
162,511	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	162,511
2,764,504	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.16%(a)	2,764,504

Total Unaffiliated Investment Companies (Cost $2,927,015)		2,927,015

Total Investment Securities (Cost $260,625,750)(b)—95.9%		274,602,139
Net other assets (liabilities)—4.1%		11,812,493

Net Assets—100.0%		$286,414,632

Percentages indicated are based on net assets as of September 30, 2016.

(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Futures Contracts

Cash of $8,723,392 has been segregated to cover margin requirements for the following open contracts as of September 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/16/16	46	$4,968,920	$102,037
U.S. Treasury 10-Year Note December Futures	Long	12/20/16	70	9,178,750	49,110

Total					$151,147

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (96.1%):
1,183,743	AZL BlackRock Capital Appreciation Fund	$16,726,285
1,422,292	AZL Boston Company Research Growth Fund	16,640,821
1,802,696	AZL DFA International Core Equity Fund	16,729,020
1,650,202	AZL DFA U.S. Core Equity Fund	16,749,553
1,318,755	AZL DFA U.S. Small Cap Fund	13,451,298
749,200	AZL Federated Clover Small Value Fund	13,448,136
1,658,038	AZL Gateway Fund	20,012,520
2,321,843	AZL International Index Fund	33,364,886
1,554,725	AZL Invesco Growth and Income Fund	20,211,419
2,512,008	AZL Invesco International Equity Fund	39,991,166
3,331,199	AZL JPMorgan International Opportunities Fund	53,232,559
2,376,368	AZL JPMorgan U.S. Equity Fund	36,952,518
2,542,026	AZL MetWest Total Return Bond Fund	26,309,970
740,636	AZL MFS Investors Trust Fund	13,375,883
1,540,415	AZL MFS Mid Cap Value Fund	13,447,821
2,005,739	AZL MFS Value Fund	26,776,622
334,314	AZL Mid Cap Index Fund	6,719,707
1,767,447	AZL Morgan Stanley Global Real Estate Fund	19,795,408
1,112,504	AZL Multi-Manager Mid Cap Growth Fund	13,372,300
2,534,508	AZL NFJ International Value Fund	23,165,408
1,429,423	AZL Oppenheimer Discovery Fund	16,624,186
2,569,050	AZL Pyramis Total Bond Fund	26,563,978
1,035,622	AZL Russell 1000 Growth Index Fund	13,328,455
1,861,447	AZL Russell 1000 Value Index Fund	23,472,842
1,428,104	AZL Schroder Emerging Markets Equity Fund, Class 2	9,968,164
1,422,073	AZL Wells Fargo Large Cap Growth Fund	16,709,355
1,213,706	NFJ Dividend Value Portfolio	13,423,584
2,143,298	PIMCO PVIT Global Advantage Strategy Bond Portfolio	20,018,400
868,384	PIMCO PVIT High Yield Portfolio	6,738,662
647,657	PIMCO PVIT Low Duration Portfolio	6,664,389
1,058,940	PIMCO PVIT Real Return Portfolio	13,353,233
2,426,570	PIMCO PVIT Total Return Portfolio	26,619,476

Total Affiliated Investment Companies (Cost $535,052,544)		633,958,024

Unaffiliated Investment Company (0.3%):
1,715,279	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.16%(a)	1,715,279

Total Unaffiliated Investment Company (Cost $1,715,279)		1,715,279

Total Investment Securities (Cost $536,767,823)(b)—96.4%		635,673,303
Net other assets (liabilities)—3.6%		23,666,483

Net Assets—100.0%		$659,339,786

Percentages indicated are based on net assets as of September 30, 2016.

(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Futures Contracts

Cash of $22,344,622 has been segregated to cover margin requirements for the following open contracts as of September 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/16/16	191	$20,631,820	$420,551
U.S. Treasury 10-Year Note December Futures	Long	12/20/16	39	5,113,875	26,205

Total					$446,756

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (96.6%):
3,453,886	AZL BlackRock Capital Appreciation Fund	$48,803,411
4,139,318	AZL Boston Company Research Growth Fund	48,430,015
5,243,773	AZL DFA International Core Equity Fund	48,662,213
3,618,043	AZL DFA U.S. Core Equity Fund	36,723,140
4,791,463	AZL DFA U.S. Small Cap Fund	48,872,923
2,046,669	AZL Federated Clover Small Value Fund	36,737,709
5,040,627	AZL Gateway Fund	60,840,364
5,062,219	AZL International Index Fund	72,744,081
5,653,374	AZL Invesco Growth and Income Fund	73,493,859
7,592,150	AZL Invesco International Equity Fund	120,867,023
9,042,585	AZL JPMorgan International Opportunities Fund	144,500,509
6,274,846	AZL JPMorgan U.S. Equity Fund	97,573,850
17,268,435	AZL MetWest Total Return Bond Fund	178,728,305
2,699,511	AZL MFS Investors Trust Fund	48,753,162
4,210,645	AZL MFS Mid Cap Value Fund	36,758,929
6,337,710	AZL MFS Value Fund	84,608,422
1,222,536	AZL Mid Cap Index Fund	24,572,969
4,295,384	AZL Morgan Stanley Global Real Estate Fund	48,108,306
3,053,543	AZL Multi-Manager Mid Cap Growth Fund	36,703,584
7,160,089	AZL NFJ International Value Fund	65,443,211
4,169,983	AZL Oppenheimer Discovery Fund	48,496,903
17,285,071	AZL Pyramis Total Bond Fund	178,727,635
3,545,084	AZL Russell 1000 Growth Index Fund	45,625,233
7,471,888	AZL Russell 1000 Value Index Fund	94,220,508
3,495,973	AZL Schroder Emerging Markets Equity Fund, Class 2	24,401,889
4,140,739	AZL Wells Fargo Large Cap Growth Fund	48,653,679
4,414,856	NFJ Dividend Value Portfolio	48,828,309
5,214,968	PIMCO PVIT Global Advantage Strategy Bond Portfolio	48,707,801
3,178,655	PIMCO PVIT High Yield Portfolio	24,666,364
9,380,939	PIMCO PVIT Income Portfolio	97,186,532
7,055,027	PIMCO PVIT Low Duration Portfolio	72,596,227
1,946,794	PIMCO PVIT Real Return Portfolio	24,549,077
16,304,494	PIMCO PVIT Total Return Portfolio	178,860,301

Total Affiliated Investment Companies (Cost $2,038,502,650)		2,297,446,443

Unaffiliated Investment Company (0.6%):
14,671,269	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.16%(a)	14,671,269

Total Unaffiliated Investment Company (Cost $14,671,269)		14,671,269

Total Investment Securities (Cost $2,053,173,919)(b)—97.2%		2,312,117,712
Net other assets (liabilities)—2.8%		67,696,256

Net Assets—100.0%		$2,379,813,968

Percentages indicated are based on net assets as of September 30, 2016.

(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Futures Contracts

Cash of $54,803,895 has been segregated to cover margin requirements for the following open contracts as of September 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/16/16	507	$54,766,140	$1,118,377
U.S. Treasury 10-Year Note December Futures	Long	12/20/16	223	29,240,875	155,623

Total					$1,274,000

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
32,548,864	AZL Enhanced Bond Index Fund	$355,433,596
20,481,484	AZL International Index Fund	294,318,924
8,492,195	AZL Mid Cap Index Fund	170,693,128
40,653,692	AZL S&P 500 Index Fund, Class 2	551,264,057
6,766,473	AZL Small Cap Stock Index Fund	87,016,841

Total Affiliated Investment Companies (Cost $1,415,796,464)		1,458,726,546

Unaffiliated Investment Company (0.9%):
13,363,387	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.16%(a)	13,363,387

Total Unaffiliated Investment Company (Cost $13,363,387)		13,363,387

Total Investment Securities (Cost $1,429,159,851)(b)—95.9%		1,472,089,933
Net other assets (liabilities)—4.1%		63,288,016

Net Assets—100.0%		$1,535,377,949

Percentages indicated are based on net assets as of September 30, 2016.

(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Futures Contracts

Cash of $50,251,785 has been segregated to cover margin requirements for the following open contracts as of September 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/16/16	535	$57,790,700	$1,176,512
U.S. Treasury 10-Year Note December Futures	Long	12/20/16	145	19,013,125	101,650

Total					$1,278,162

See accompanying notes to the schedules of portfolio investments.

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (95.4%):
33,383,181	AZL Invesco Equity and Income Fund	$512,431,836

Total Affiliated Investment Company (Cost $492,771,316)		512,431,836

Unaffiliated Investment Company (0.0%):
166,261	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.16%(a)	166,261

Total Unaffiliated Investment Company (Cost $166,261)		166,261

Total Investment Securities (Cost $492,937,577)(b)—95.4%		512,598,097
Net other assets (liabilities)—4.6%		24,904,100

Net Assets—100.0%		$537,502,197

Percentages indicated are based on net assets as of September 30, 2016.

(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Futures Contracts

Cash of $20,884,702 has been segregated to cover margin requirements for the following open contracts as of September 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/16/16	145	$15,662,900	$320,077
U.S. Treasury 10-Year Note December Futures	Long	12/20/16	79	10,358,875	54,596

Total					$374,673

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.8%):
119,670	AZL Enhanced Bond Index Fund	$1,306,800
175,170	AZL S&P 500 Index Fund, Class 2	2,375,305
49,121,783	AZL T. Rowe Price Capital Appreciation Fund	805,597,234

Total Affiliated Investment Companies (Cost $798,617,682)		809,279,339

Unaffiliated Investment Companies (0.8%):
519,341	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(a)	519,341
6,356,040	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.16%(a)	6,356,040

Total Unaffiliated Investment Companies (Cost $6,875,381)		6,875,381

Total Investment Securities (Cost $805,493,063)(b)—95.6%		816,154,720
Net other assets (liabilities)—4.4%		37,265,234

Net Assets—100.0%		$853,419,954

Percentages indicated are based on net assets as of September 30, 2016.

(a)	The rate represents the effective yield at September 30, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2016 (Unaudited)

Futures Contracts

Cash of $30,013,021 has been segregated to cover margin requirements for the following open contracts as of September 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/16/16	237	$25,600,740	$522,239
U.S. Treasury 10-Year Note December Futures	Long	12/20/16	129	16,915,125	89,956

Total					$612,195

See accompanying notes to the schedules of portfolio investments.

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Balanced Index Strategy Fund

•	AZL DFA Multi-Strategy Fund

•	AZL MVP Balanced Index Strategy Fund

•	AZL MVP BlackRock Global Allocation Fund

•	AZL MVP DFA Multi-Strategy Fund

•	AZL MVP Franklin Templeton Founding Strategy Plus Fund

•	AZL MVP Fusion Balanced Fund

•	AZL MVP Fusion Conservative Fund

•	AZL MVP Fusion Growth Fund

•	AZL MVP Fusion Moderate Fund

•	AZL MVP Growth Index Strategy Fund

•	AZL MVP Invesco Equity and Income Fund

•	AZL MVP T. Rowe Price Capital Appreciation Fund

The Funds are “fund of funds,” which means that the Funds invest primarily in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Funds will adjust their asset allocations as they seek to achieve their investment objectives.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Funds only offer their shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

During the period ended September 30, 2016, the AZL MVP BlackRock Global Allocation Fund primarily invested in shares of another mutual fund managed by Allianz Investment Management LLC (the “Manager”), the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”), a wholly-owned and controlled subsidiary of the AZL MVP BlackRock Global Allocation Fund.

As of September 30, 2016, the AZL MVP BlackRock Global Allocation Fund’s aggregate investment in the VIP Subsidiary was $799,242,112, representing 95.6% of the AZL MVP BlackRock Global Allocation Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to commodities markets is through investment in the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”), a wholly owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The AZL MVP BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the VIP Subsidiary and the Cayman Subsidiary.

Real Estate Investment Trusts

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The AZL MVP BlackRock Global Allocation Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, records an investment when the borrower withdraws money and records the interest as earned.

Short Sales

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may engage in short sales against the box (i.e., where the Funds own or have an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Funds sell a borrowed security and have a corresponding obligation to the lender to return the identical security. The Funds may also incur an interest expense if a security that has been sold short has an interest payment. When the Funds engage in a short sale, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold.

Securities Lending

To generate additional income, the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at September 30, 2016 are presented on the Fund’s Consolidated Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%.

Derivative Instruments

All open derivative positions at period end are reflected on the Funds’ Schedules, as applicable. The following is a description of the derivative instruments used by the Funds, including the primary underlying risk exposures related to each instrument type. Each Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Funds’ derivative positions could exceed 20% of each Fund’s value. Each Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Forward Currency Contracts

During the period ended September 30, 2016, the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended September 30, 2016, the Funds (except AZL Balanced Index Strategy Fund and AZL DFA Multi-Strategy Fund) may invest in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may purchase or write put and call options on a security or an index of securities. During the period ended September 30, 2016, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts—The Fund pays a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

The AZL MVP BlackRock Global Allocation Fund had the following transactions in purchased call and put options during the period ended September 30, 2016:

	Number of Contracts	Notional Amount(a)	Cost
Options outstanding at December 31, 2015	3,440,218	$2,993,098	$6,078,719
Options purchased	2,681,544	345,265	9,289,802
Options exercised	(108,746)	—	(393,862)
Options expired	(776,832)	(2,114,657)	(3,564,357)
Options closed	(3,972,153)	(77,226)	(6,754,589)

Options outstanding at September 30, 2016	1,259,978	$1,146,440	$4,655,713

The AZL MVP BlackRock Global Allocation Fund had the following transactions in written call and put options during the period ended September 30, 2016:

	Number of Contracts	Notional Amount(a)	Premiums Received
Options outstanding at December 31, 2015	(3,749,332)	$(4,536)	$(3,251,054)
Options written	(1,694,691)	(910,920)	(4,618,987)
Options exercised	60,695	—	122,202
Options expired	986,367	201,612	1,245,429
Options closed	4,160,157	215,161	4,621,675

Options outstanding at September 30, 2016	(240,485)	$(498,683)	$(1,880,735)

(a)	Includes swaptions and currency options, as applicable.

Swap Agreements

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Board of Trustees (“Trustees”) and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the VIP Subsidiary or Cayman Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of September 30, 2016, the Fund, through the VIP Subsidiary, entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of September 30, 2016 the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At September 30, 2016, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule. A summary of each Fund’s investments in affiliated investment companies as of September 30, 2016 is as follows:

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Fair Value 9/30/16	Dividend Income
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$217,300,256	$20,204,245	$(17,390,404)	$222,829,517	$4,339,676
AZL International Index Fund	53,818,168	5,778,770	(3,554,377)	56,136,381	1,427,574
AZL Mid Cap Index Fund	32,048,328	6,178,546	(3,475,706)	33,744,118	338,224
AZL S&P 500 Index Fund, Class 2	112,168,493	18,006,653	(8,553,493)	117,160,878	2,068,710
AZL Small Cap Stock Index Fund	16,961,754	3,447,417	(1,905,338)	18,020,971	190,601

	$432,296,999	$53,615,631	$(34,879,318)	$447,891,865	$8,364,785

AZL DFA Multi-Strategy Fund
AZL DFA Emerging Markets Core Equity Fund	$60,421,230	$512,089	$(10,613,915)	$60,608,792	$501,744
AZL DFA Five-Year Global Fixed Income Fund	506,986,619	7,745,110	(53,223,710)	472,738,431	3,595,605
AZL DFA International Core Equity Fund	88,856,567	2,682,638	(9,224,177)	84,824,177	960,107
AZL DFA U.S. Core Equity Fund	477,504,072	6,297,242	(57,419,983)	457,293,642	4,241,541
AZL DFA U.S. Small Cap Fund	125,295,203	1,417,355	(18,018,671)	121,521,818	532,009

	$1,259,063,691	$18,654,434	$(148,500,456)	$1,196,986,860	$9,831,006

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$121,830,641	$27,653,513	$(13,083,917)	$137,747,423	$2,676,871
AZL International Index Fund	31,706,193	8,504,791	(3,566,715)	36,880,223	923,271
AZL Mid Cap Index Fund	18,971,382	6,424,085	(2,735,814)	22,071,958	217,904
AZL S&P 500 Index Fund, Class 2	59,684,175	18,018,098	(5,819,126)	69,287,426	1,204,546
AZL Small Cap Stock Index Fund	10,102,837	3,572,559	(1,663,186)	11,771,062	122,382

	$242,295,228	$64,173,046	$(26,868,758)	$277,758,092	$5,144,974

AZL MVP DFA Multi-Strategy Fund
AZL DFA Emerging Markets Core Equity Fund	$1,306,652	$753,679	$(199,026)	$2,175,366	$17,250
AZL DFA Five-Year Global Fixed Income Fund	9,943,121	7,420,737	(1,171,980)	16,437,616	122,351
AZL DFA International Core Equity Fund	1,813,335	1,244,518	(126,644)	3,056,936	33,398
AZL DFA U.S. Core Equity Fund	9,063,066	5,986,572	(745,515)	15,290,767	136,424
AZL DFA U.S. Small Cap Fund	2,582,883	1,499,843	(149,741)	4,371,884	18,288

	$24,709,057	$16,905,349	$(2,392,906)	$41,332,569	$327,711

AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL Franklin Templeton Founding Strategy Plus Fund	$292,302,682	$9,835,641	$(24,474,747)	$285,034,555	$4,110,681

	$292,302,682	$9,835,641	$(24,474,747)	$285,034,555	$4,110,681

AZL MVP Fusion Balanced Fund
AZL BlackRock Capital Appreciation Fund	$17,804,205	$1,768,774	$(1,136,288)	$17,145,053	$—
AZL Boston Company Research Growth Fund	17,832,600	2,758,608	(1,207,527)	17,051,689	47,562
AZL DFA International Core Equity Fund	11,695,614	129,652	(735,732)	11,417,284	128,516
AZL DFA U.S. Core Equity Fund	11,839,464	107,714	(1,291,272)	11,454,791	106,578
AZL DFA U.S. Small Cap Fund	17,193,496	105,289	(1,943,951)	17,170,207	74,745
AZL Federated Clover Small Value Fund	17,276,335	758,628	(1,628,093)	17,160,362	135,869
AZL Gateway Fund	23,748,181	454,687	(1,544,246)	22,873,597	452,414
AZL International Index Fund	23,031,702	579,947	(818,493)	22,743,597	577,673
AZL Invesco Growth and Income Fund	29,244,633	3,145,962	(2,774,834)	28,731,899	623,633
AZL Invesco International Equity Fund	35,302,480	1,968,610	(2,277,442)	34,031,198	596,037
AZL JPMorgan International Opportunities Fund	41,138,740	1,789,563	(2,164,749)	39,562,877	492,334
AZL JPMorgan U.S. Equity Fund	41,104,543	3,777,540	(3,201,587)	40,087,370	305,184
AZL MetWest Total Return Bond Fund	131,131,192	2,786,530	(11,180,770)	127,044,075	1,423,260
AZL MFS Investors Trust Fund	17,782,165	2,012,424	(1,602,291)	17,112,572	109,588
AZL MFS Mid Cap Value Fund	11,763,400	835,107	(1,485,265)	11,466,244	96,703
AZL MFS Value Fund	35,220,247	1,015,348	(4,222,352)	34,036,996	656,232
AZL Mid Cap Index Fund	11,691,526	1,672,812	(1,604,931)	11,432,357	114,900
AZL Morgan Stanley Global Real Estate Fund	17,842,604	245,403	(2,313,803)	16,938,761	243,698
AZL Multi-Manager Mid Cap Growth Fund	11,480,951	1,184,265	(263,557)	11,466,046	—
AZL NFJ International Value Fund	22,123,729	1,821,427	(190,330)	22,480,244	606,083
AZL Oppenheimer Discovery Fund	22,692,149	3,479,686	(1,912,891)	22,698,163	—
AZL Pyramis Total Bond Fund	131,393,263	4,193,021	(14,827,173)	127,053,471	4,094,956
AZL Russell 1000 Growth Index Fund	20,714,157	4,001,259	(1,842,535)	19,959,552	195,467
AZL Russell 1000 Value Index Fund	49,813,499	5,101,617	(5,747,634)	48,492,539	852,351
AZL Schroder Emerging Markets Equity Fund, Class 2	10,609,329	147,815	(1,070,695)	11,352,501	62,567
AZL Wells Fargo Large Cap Growth Fund	17,753,139	17,996	(664,247)	17,082,748	16,291
NFJ Dividend Value Portfolio	17,517,968	1,188,817	(1,413,710)	17,154,748	354,104
PIMCO PVIT Global Advantage Strategy Bond Portfolio	12,037,749	40,450	(12,453,473)	—	38,769
PIMCO PVIT High Yield Portfolio	35,523,393	866,388	(26,432,829)	11,547,562	842,387
PIMCO PVIT Income Portfolio	—	57,976,462	(2,497,750)	57,340,723	559,368
PIMCO PVIT Low Duration Portfolio	70,809,315	765,484	(3,479,612)	68,355,423	749,606
PIMCO PVIT Real Return Portfolio	47,251,691	438,691	(27,029,317)	22,896,683	433,647
PIMCO PVIT Total Return Portfolio	130,913,717	2,142,972	(10,470,302)	127,195,648	2,012,541

	$1,113,277,176	$109,278,948	$(153,429,681)	$1,082,536,980	$17,003,063

AZL MVP Fusion Conservative Fund
AZL BlackRock Capital Appreciation Fund	$2,667,296	$749,978	$(347,000)	$2,879,714	$—
AZL Boston Company Research Growth Fund	2,676,961	876,307	(335,175)	2,846,728	7,848
AZL DFA U.S. Core Equity Fund	2,642,702	423,156	(412,709)	2,859,655	26,325
AZL Federated Clover Small Value Fund	3,989,301	973,146	(858,077)	4,316,624	33,659
AZL Gateway Fund	4,074,260	378,281	(189,018)	4,301,282	84,421
AZL International Index Fund	5,342,590	1,266,132	(914,692)	5,720,978	143,286
AZL Invesco Growth and Income Fund	6,665,181	2,228,430	(1,497,712)	7,208,296	154,718
AZL Invesco International Equity Fund	5,358,332	1,369,479	(882,702)	5,711,198	98,471
AZL JPMorgan International Opportunities Fund	5,342,377	1,401,400	(909,042)	5,711,570	69,800
AZL JPMorgan U.S. Equity Fund	6,680,672	1,984,122	(1,214,053)	7,196,932	54,236
AZL MetWest Total Return Bond Fund	37,397,862	5,869,936	(4,847,025)	39,689,548	442,087
AZL MFS Investors Trust Fund	2,670,812	712,104	(352,235)	2,857,930	18,084
AZL MFS Mid Cap Value Fund	2,645,872	599,081	(468,047)	2,869,262	23,950
AZL MFS Value Fund	7,999,665	1,557,986	(1,449,919)	8,602,188	162,911
AZL Mid Cap Index Fund	2,641,953	851,669	(550,121)	2,868,779	28,445
AZL Morgan Stanley Global Real Estate Fund	2,708,491	423,342	(470,443)	2,854,054	40,511
AZL Multi-Manager Mid Cap Growth Fund	2,718,779	857,094	(503,148)	2,880,864	—
AZL Oppenheimer Discovery Fund	5,306,190	2,149,173	(1,407,103)	5,713,741	—
AZL Pyramis Total Bond Fund	37,473,948	5,209,608	(4,794,766)	39,727,822	1,271,958
AZL Russell 1000 Growth Index Fund	1,667,655	575,019	(215,091)	8,971,046	17,268
AZL Russell 1000 Value Index Fund	8,350,464	2,371,083	(1,630,375)	1,778,702	155,663
AZL Wells Fargo Large Cap Growth Fund	2,655,401	548,154	(365,648)	2,858,886	2,678
NFJ Dividend Value Portfolio	4,012,969	917,749	(620,908)	4,288,256	84,476
PIMCO PVIT Global Advantage Strategy Bond Portfolio	2,701,480	45,436	(2,830,725)	—	8,789
PIMCO PVIT High Yield Portfolio	13,546,724	922,557	(9,372,102)	5,750,321	352,207
PIMCO PVIT Income Portfolio	—	17,221,385	(542,178)	17,224,605	164,483
PIMCO PVIT Low Duration Portfolio	24,192,395	3,351,620	(2,012,911)	25,627,962	270,506
PIMCO PVIT Real Return Portfolio	13,498,545	993,206	(6,548,203)	8,616,550	154,878
PIMCO PVIT Total Return Portfolio	37,387,202	5,629,953	(4,670,262)	39,741,631	605,515

	$255,016,079	$62,456,586	$(51,211,390)	$271,675,124	$4,477,173

AZL MVP Fusion Growth Fund
AZL BlackRock Capital Appreciation Fund	$18,515,992	$1,745,720	$(2,205,062)	$16,726,285	$—
AZL Boston Company Research Growth Fund	18,501,975	2,690,474	(2,253,191)	16,640,821	46,416
AZL DFA International Core Equity Fund	18,489,761	190,033	(2,396,440)	16,729,020	190,033
AZL DFA U.S. Core Equity Fund	18,502,462	156,768	(3,037,507)	16,749,553	156,768
AZL DFA U.S. Small Cap Fund	14,631,047	81,975	(2,693,951)	13,451,298	59,152
AZL Federated Clover Small Value Fund	14,720,605	597,980	(2,464,697)	13,448,136	107,338
AZL Gateway Fund	22,229,014	399,515	(2,738,838)	20,012,520	399,515
AZL International Index Fund	36,745,603	853,292	(4,091,913)	33,364,886	853,292
AZL Invesco Growth and Income Fund	22,169,452	2,237,209	(3,531,164)	20,211,419	443,890
AZL Invesco International Equity Fund	44,128,563	2,324,021	(5,186,260)	39,991,166	704,866
AZL JPMorgan International Opportunities Fund	58,689,142	1,616,131	(5,337,332)	53,232,559	664,949
AZL JPMorgan U.S. Equity Fund	40,488,768	3,497,749	(5,482,771)	36,952,518	282,878
AZL MetWest Total Return Bond Fund	29,321,306	435,521	(4,354,018)	26,309,970	292,635
AZL MFS Investors Trust Fund	14,835,745	1,583,643	(2,165,985)	13,375,883	86,312
AZL MFS Mid Cap Value Fund	14,862,838	984,607	(2,787,396)	13,447,821	114,170
AZL MFS Value Fund	29,488,953	796,083	(5,037,853)	26,776,622	516,252
AZL Mid Cap Index Fund	7,468,763	992,434	(1,551,225)	6,719,707	68,213
AZL Morgan Stanley Global Real Estate Fund	22,163,939	286,762	(3,987,946)	19,795,408	286,762
AZL Multi-Manager Mid Cap Growth Fund	14,886,012	1,232,725	(1,591,869)	13,372,300	—
AZL NFJ International Value Fund	25,042,068	627,866	(1,041,250)	23,165,408	627,866
AZL Oppenheimer Discovery Fund	18,059,719	2,033,055	(2,263,319)	16,624,186	—
AZL Pyramis Total Bond Fund	29,388,328	876,553	(5,020,417)	26,563,978	858,653
AZL Russell 1000 Growth Index Fund	14,825,828	2,687,013	(2,204,612)	23,472,842	131,330
AZL Russell 1000 Value Index Fund	25,872,103	2,489,995	(4,505,717)	13,328,455	416,409
AZL Schroder Emerging Markets Equity Fund, Class 2	10,789,905	56,296	(2,401,849)	9,968,164	56,296
AZL Wells Fargo Large Cap Growth Fund	18,436,313	15,974	(1,682,284)	16,709,355	15,974
NFJ Dividend Value Portfolio	14,848,094	958,537	(2,207,038)	13,423,584	285,923
PIMCO PVIT Global Advantage Strategy Bond Portfolio	22,075,908	264,183	(3,577,693)	20,018,400	261,729
PIMCO PVIT High Yield Portfolio	7,378,469	274,825	(1,372,846)	6,738,662	270,550
PIMCO PVIT Low Duration Portfolio	7,414,046	74,752	(848,984)	6,664,389	73,804
PIMCO PVIT Real Return Portfolio	14,752,643	246,739	(2,391,821)	13,353,233	246,584
PIMCO PVIT Total Return Portfolio	29,295,593	427,988	(4,062,397)	26,619,476	420,222

	$699,018,957	$33,736,418	$(96,475,645)	$633,958,024	$8,938,781

AZL MVP Fusion Moderate Fund
AZL BlackRock Capital Appreciation Fund	$50,328,837	$5,037,209	$(2,871,837)	$48,803,411	$—
AZL Boston Company Research Growth Fund	50,337,874	7,830,124	(3,116,279)	48,430,015	135,085
AZL DFA International Core Equity Fund	49,437,510	547,641	(2,711,157)	48,662,213	547,641
AZL DFA U.S. Core Equity Fund	37,827,249	341,402	(3,991,931)	36,723,140	341,402
AZL DFA U.S. Small Cap Fund	48,891,631	295,271	(5,472,710)	48,872,923	213,065
AZL Federated Clover Small Value Fund	37,135,743	1,625,263	(3,638,037)	36,737,709	291,737
AZL Gateway Fund	62,902,297	1,205,204	(3,825,821)	60,840,364	1,205,204
AZL International Index Fund	73,591,005	1,847,698	(2,531,692)	72,744,081	1,847,698
AZL Invesco Growth and Income Fund	74,869,579	8,050,881	(7,125,396)	73,493,859	1,597,393
AZL Invesco International Equity Fund	123,843,714	6,969,710	(6,489,834)	120,867,023	2,113,885
AZL JPMorgan International Opportunities Fund	148,517,692	4,362,903	(3,960,407)	144,500,509	1,795,095
AZL JPMorgan U.S. Equity Fund	99,561,222	9,187,497	(7,272,315)	97,573,850	743,031
AZL MetWest Total Return Bond Fund	184,042,489	2,968,644	(14,272,568)	178,728,305	1,994,692
AZL MFS Investors Trust Fund	50,196,448	5,728,474	(4,076,855)	48,753,162	312,214
AZL MFS Mid Cap Value Fund	37,659,270	2,676,947	(4,683,419)	36,758,929	310,405
AZL MFS Value Fund	87,233,557	2,515,453	(10,095,048)	84,608,422	1,631,246
AZL Mid Cap Index Fund	25,256,049	3,598,767	(3,578,874)	24,572,969	247,355
AZL Morgan Stanley Global Real Estate Fund	50,337,373	692,134	(6,182,007)	48,108,306	692,134
AZL Multi-Manager Mid Cap Growth Fund	36,501,500	3,322,392	(109,109)	36,703,584	—
AZL NFJ International Value Fund	67,686,831	1,753,553	(36,516)	65,443,211	1,753,553
AZL Oppenheimer Discovery Fund	48,294,451	5,881,137	(2,186,018)	48,496,903	—
AZL Pyramis Total Bond Fund	184,410,195	5,882,090	(20,327,141)	178,727,635	5,761,970
AZL Russell 1000 Growth Index Fund	47,138,571	9,165,776	(3,999,894)	45,625,233	447,984
AZL Russell 1000 Value Index Fund	96,605,035	9,917,001	(10,922,937)	94,220,508	1,658,450
AZL Schroder Emerging Markets Equity Fund, Class 2	22,017,103	135,033	(1,186,276)	24,401,889	135,033
AZL Wells Fargo Large Cap Growth Fund	50,214,179	46,397	(1,531,017)	48,653,679	46,397
NFJ Dividend Value Portfolio	49,908,535	3,376,047	(4,035,833)	48,828,309	1,007,043
PIMCO VIT Income Portfolio	—	97,518,559	(3,488,344)	97,186,532	949,059
PIMCO PVIT Global Advantage Strategy Bond Portfolio	75,491,591	718,227	(31,342,585)	48,707,801	709,836
PIMCO PVIT High Yield Portfolio	50,382,020	1,412,072	(29,647,790)	24,666,364	1,382,868
PIMCO PVIT Low Duration Portfolio	75,392,750	807,058	(3,879,087)	72,596,227	797,414
PIMCO PVIT Real Return Portfolio	75,381,720	484,680	(54,699,316)	24,549,077	483,888
PIMCO PVIT Total Return Portfolio	183,590,172	2,859,930	(14,022,641)	178,860,301	2,811,268

	$2,354,984,192	$208,761,174	$(277,310,691)	$2,297,446,443	$33,964,045

AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$331,777,725	$26,412,593	$(6,908,670)	$355,433,596	$6,850,143
AZL International Index Fund	264,425,252	37,304,666	(8,386,598)	294,318,924	7,474,714
AZL Mid Cap Index Fund	152,345,889	28,505,784	(3,840,943)	170,693,128	1,713,464
AZL S&P 500 Index Fund, Class 2	497,220,720	83,163,641	(7,015,301)	551,264,057	9,700,713
AZL Small Cap Stock Index Fund	75,970,242	16,664,445	(2,623,748)	87,016,841	915,015

	$1,321,739,828	$192,051,129	$(28,775,260)	$1,458,726,546	$26,654,049

AZL MVP Invesco Equity and Income Fund
AZL Invesco Equity and Income Fund	$494,565,552	$33,812,695	$(26,971,066)	$512,431,836	$9,550,108

	$494,565,552	$33,812,695	$(26,971,066)	$512,431,836	$9,550,108

AZL MVP T. Rowe Price Capital Appreciation Fund
AZL Enhanced Bond Index Fund	$—	$1,317,605	$—	$1,306,800	$—
AZL S&P 500 Index Fund, Class 2	—	2,369,484	—	2,375,305	—
AZL T. Rowe Price Capital Appreciation Fund	630,242,972	165,709,480	(5,343,582)	805,597,234	5,730,426

	$630,242,972	$169,396,569	$(5,343,582)	$809,279,339	$5,730,426

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Trust utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of September 30, 2016 in valuing the Funds’ investments based upon three levels defined above:

AZL Balanced Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$447,891,865	$—	$—	$447,891,865

Total Investment Securities	$447,891,865	$—	$—	$447,891,865

AZL DFA Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,196,986,860	$—	$—	$1,196,986,860

Total Investment Securities	$1,196,986,860	$—	$—	$1,196,986,860

AZL MVP Balanced Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$277,758,092	$—	$—	$277,758,092
Unaffiliated Investment Company	2,913,319	—	—	2,913,319

Total Investment Securities	280,671,411	—	—	280,671,411

Other Financial Instruments:*
Futures Contracts	187,684	—	—	187,684

Total Investments	$280,859,095	$—	$—	$280,859,095

AZL MVP BlackRock Global Allocation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+
Aerospace & Defense	$2,389,606	$9,348,780	$—	$11,738,386
Airlines	5,497,520	2,511,518	—	8,009,038
Auto Components	349,476	8,210,824	—	8,560,300
Automobiles	1,160,567	9,521,239	—	10,681,806
Banks	20,667,963	12,932,449	—	33,600,412
Beverages	2,697,774	2,518,590	—	5,216,364
Biotechnology	8,536,016	1,647,816	—	10,183,832
Building Products	1,794,073	1,936,750	—	3,730,823
Capital Markets	5,520,803	1,994,831	—	7,515,634
Chemicals	7,003,126	12,798,783	—	19,801,909
Commercial Services & Supplies	234,884	536,047	—	770,931
Communications Equipment	3,385,932	1,581,911	—	4,967,843
Construction & Engineering	—	3,489,395	—	3,489,395
Construction Materials	—	1,097,237	—	1,097,237
Distributors	—	141,426	—	141,426
Diversified Financial Services	5,147,910	301,641	—	5,449,551
Diversified Telecommunication Services	983,101	7,633,054	—	8,616,155
Electric Utilities	2,022,317	1,561,136	—	3,583,453
Electrical Equipment	97,994	2,602,447	—	2,700,441
Electronic Equipment, Instruments & Components	1,280,824	3,760,250	—	5,041,074
Equity Real Estate Investment Trusts	4,363,988	125,438	—	4,489,426
Food & Staples Retailing	4,372,828	1,219,484	—	5,592,312
Food Products	1,419,155	6,371,987	—	7,791,142
Gas Utilities	573,071	1,682,179	—	2,255,250
Health Care Equipment & Supplies	3,075,962	1,964,075	—	5,040,037
Health Care Providers & Services	12,913,084	2,140,221	—	15,053,305
Household Durables	998,695	1,603,811	—	2,602,506
Industrial Conglomerates	6,033,030	3,697,164	—	9,730,194
Insurance	11,933,932	6,811,290	—	18,745,222
Internet Software & Services	18,441,211	—	1,199,713	19,640,924
IT Services	6,461,041	800,547	—	7,261,588
Leisure Products	—	941,794	—	941,794
Machinery	684,702	6,870,145	—	7,554,847
Media	13,648,870	1,954,001	6	15,602,877
Metals & Mining	405,508	142,268	—	547,776
Multi-Utilities	2,039,726	122,497	—	2,162,223
Oil, Gas & Consumable Fuels	25,697,189	5,239,659	—	30,936,848
Personal Products	2,702,726	1,402,090	—	4,104,816
Pharmaceuticals	17,869,533	9,420,508	—	27,290,041
Real Estate Management & Development	1,240,043	10,219,745	—	11,459,788
Road & Rail	1,438,994	3,965,828	—	5,404,822
Semiconductors & Semiconductor Equipment	4,334,969	3,260,274	—	7,595,243
Software	5,998,760	1,857,562	3,393,705	11,250,027
Specialty Retail	5,654,203	1,175,597	—	6,829,800
Technology Hardware, Storage & Peripherals	15,508,044	1,033,780	—	16,541,824
Textiles, Apparel & Luxury Goods	1,631,445	2,872,706	—	4,504,151
Tobacco	1,497,097	580,679	—	2,077,776
Transportation Infrastructure	247,197	148,146	—	395,343
Wireless Telecommunication Services	1,305,570	4,941,479	—	6,247,049
Other Common Stocks+	20,442,646	—	—	20,442,646
Preferred Stocks
Automobiles	—	932,366	—	932,366
Banks	1,632,784	178,100	—	1,810,884
Equity Real Estate Investment Trusts	888,043	373,259	—	1,261,302
Health Care Providers & Services	—	1,777,269	400,112	2,177,381
Internet Software & Services	—	—	612,402	612,402
Software	—	—	839,815	839,815
Other Preferred Stocks+	6,902,851	—	—	6,902,851
Warrant	—	45,053	—	45,053
Convertible Preferred Stocks
Banks	—	353,600	—	353,600
Equity Real Estate Investment Trusts	1,015,372	—	—	1,015,372
Internet Software & Services	—	—	1,217,983	1,217,983
Wireless Telecommunication Services	—	1,716,244	—	1,716,244
Private Placements+	—	—	345,632	345,632
Convertible Bonds+	—	5,794,822	—	5,794,822
Floating Rate Loans+	—	6,726,319	—	6,726,319
Collateralized Mortgage Obligations	—	571,148	—	571,148
Corporate Bonds
Media	—	436,450	593,537	1,029,987
Other Corporate Bonds+	—	26,655,484	—	26,655,484
Foreign Bonds+	—	128,703,450	—	128,703,450
Yankee Dollars+	—	23,608,486	—	23,608,486
U.S. Government Agency Mortgages	—	12,750,769	—	12,750,769
U.S. Treasury Obligations	—	114,031,416	—	114,031,416
Purchased Swaptions	—	144,886	—	144,886
Purchased Options	32,882	4,172,592	—	4,205,474
Exchange Traded Funds	26,258,444	—	—	26,258,444
Securities Held as Collateral for Securities on Loan	—	26,803,061	—	26,803,061
Unaffiliated Investment Company	14,371,262	—	—	14,371,262

Total Investment Securities	312,804,743	524,465,852	8,602,905	845,873,500

Securities Sold Short	(4,102,536)	(521,495)	—	(4,624,031)
Other Financial Instruments:*
Futures Contracts	396,054	—	—	396,054
Written Options	67,739	382,189	—	449,928
Written Swaptions	—	177,989	—	177,989
Forward Currency Contracts	—	(1,227,883)	—	(1,227,883)
Credit Default Swaps	—	12,897	—	12,897
Currency Swaps	—	(706,743)	—	(706,743)
Interest Rate Swaps	—	(243,663)	—	(243,663)
Total Return Swaps	—	59,618	—	59,618

Total Investments	$309,166,000	$522,398,761	$8,602,905	$840,167,666

AZL MVP DFA Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$41,332,569	$—	$—	$41,332,569
Unaffiliated Investment Company	65,495	—	—	65,495

Total Investment Securities	41,398,064	—	—	41,398,064

Other Financial Instruments:*
Futures Contracts	29,690	—	—	29,690

Total Investments	$41,427,754	$—	$—	$41,427,754

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$285,034,555	$—	$—	$285,034,555
Unaffiliated Investment Company	56,625	—	—	56,625

Total Investment Securities	285,091,180	—	—	285,091,180

Other Financial Instruments:*
Futures Contracts	205,774	—	—	205,774

Total Investments	$285,296,954	$—	$—	$285,296,954

AZL MVP Fusion Balanced Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,082,536,980	$—	$—	$1,082,536,980
Unaffiliated Investment Company	11,090,582	—	—	11,090,582

Total Investment Securities	1,093,627,562	—	—	1,093,627,562

Other Financial Instruments:*
Futures Contracts	730,225	—	—	730,225

Total Investments	$1,094,357,787	$—	$—	$1,094,357,787

AZL MVP Fusion Conservative Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$271,675,124	$—	$—	$271,675,124
Unaffiliated Investment Company	2,927,015	—	—	2,927,015

Total Investment Securities	274,602,139	—	—	274,602,139

Other Financial Instruments:*
Futures Contracts	151,147	—	—	151,147

Total Investments	$274,753,286	$—	$—	$274,753,286

AZL MVP Fusion Growth Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$633,958,024	$—	$—	$633,958,024
Unaffiliated Investment Company	1,715,279	—	—	1,715,279

Total Investment Securities	635,673,303	—	—	635,673,303

Other Financial Instruments:*
Futures Contracts	446,756	—	—	446,756

Total Investments	$636,120,059	$—	$—	$636,120,059

AZL MVP Fusion Moderate Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,297,446,443	$—	$—	$2,297,446,443
Unaffiliated Investment Company	14,671,269	—	—	14,671,269

Total Investment Securities	2,312,117,712	—	—	2,312,117,712

Other Financial Instruments:*
Futures Contracts	1,274,000	—	—	1,274,000

Total Investments	$2,313,391,712	$—	$—	$2,313,391,712

AZL MVP Growth Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,458,726,546	$—	$—	$1,458,726,546
Unaffiliated Investment Company	13,363,387	—	—	13,363,387

Total Investment Securities	1,472,089,933	—	—	1,472,089,933

Other Financial Instruments:*
Futures Contracts	1,278,162	—	—	1,278,162

Total Investments	$1,473,368,095	$—	$—	$1,473,368,095

AZL MVP Invesco Equity and Income Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$512,431,836	$—	$—	$512,431,836
Unaffiliated Investment Company	166,261	—	—	166,261

Total Investment Securities	512,598,097	—	—	512,598,097

Other Financial Instruments:*
Futures Contracts	374,673	—	—	374,673

Total Investments	$512,972,770	$—	$—	$512,972,770

AZL MVP T. Rowe Price Capital Appreciation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$809,279,339	$—	$—	$809,279,339
Unaffiliated Investment Company	6,875,381	—	—	6,875,381

Total Investment Securities	816,154,720	—	—	816,154,720

Other Financial Instruments:*
Futures Contracts	612,195	—	—	612,195

Total Investments	$816,766,915	$—	$—	$816,766,915

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts, and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

For the period ended September 30, 2016, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers out of an investment’s assigned level within the hierarchy during the reporting period. The Trust defines a significant transfer as aggregate transfers that are greater than 2% of a Fund’s net assets. There were no significant transfers between Level 1 and Level 2 as of September 30, 2016.

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2016 are identified below.

AZL MVP BlackRock Global Allocation Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AliphCom, Inc., 12.00%, 4/1/20	4/27/15	$3,065,000	$3,065,000	$317,841	0.04%
Delta Topco, Ltd.	5/2/12	379,997	615,711	6	0.00%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	758,660	624,776	593,537	0.07%
Domo, Inc., Series E	4/1/15	1,218,214	144,482	1,217,983	0.15%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,167,540	0.14%
Grand Rounds, Inc.	3/31/15	399,608	143,925	400,112	0.05%
Logistics UK, Series 2015-1A, Class F, 0.66%, 8/20/25	8/3/15	440,732	459,000	571,148	0.07%
Lookout, Inc., 4.88%	9/19/14	730,222	63,925	612,402	0.07%
Lookout, Inc.	3/4/15	63,364	5,547	32,173	0.00%
Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	839,815	0.10%
Project Samson BND Corp., 12.00%, 4/1/20	11/11/15	268,000	268,000	27,792	0.00%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	2,000	0.00%
TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56	7/20/16	2,106,000	2,106,000	2,148,120	0.26%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	3,393,705	0.41%

6. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The AZL MVP BlackRock Global Allocation Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

7. Federal Tax Cost Information

At September 30, 2016, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AZL Balanced Index Strategy Fund	$379,125,840	$70,625,088	$(1,859,063)	$68,766,025
AZL DFA Multi-Strategy Fund	1,194,117,854	15,860,265	(12,991,259)	2,869,006
AZL MVP Balanced Index Strategy Fund	273,455,791	10,472,527	(3,256,907)	7,215,620
AZL MVP BlackRock Global Allocation Fund	826,987,524	57,981,339	(39,095,363)	18,885,976
AZL MVP DFA Multi-Strategy Fund	40,095,967	1,470,165	(168,068)	1,302,097
AZL MVP Franklin Templeton Founding Strategy Plus Fund	300,444,374	—	(15,353,194)	(15,353,194)
AZL MVP Fusion Balanced Fund	986,915,862	129,543,804	(22,832,104)	106,711,700
AZL MVP Fusion Conservative Fund	264,302,338	15,002,318	(4,702,517)	10,299,801
AZL MVP Fusion Growth Fund	568,944,872	109,399,758	(42,671,327)	66,728,431
AZL MVP Fusion Moderate Fund	2,092,541,189	288,527,075	(68,950,552)	219,576,523
AZL MVP Growth Index Strategy Fund	1,432,007,508	59,180,790	(19,098,365)	40,082,425
AZL MVP Invesco Equity and Income Fund	494,914,674	19,660,520	(1,977,097)	17,683,423
AZL MVP T. Rowe Price Capital Appreciation Fund	805,890,126	10,672,462	(407,868)	10,264,594

8. Subsequent Events

Effective as of the close of business on October 14, 2016, the following funds changed names as part of investment strategy changes:

New Fund Name	Previous Fund Name
AZL MVP BlackRock Global Strategy Plus Fund	AZL MVP BlackRock Global Allocation Fund
AZL MVP Fusion Dynamic Balanced Fund	AZL MVP Fusion Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Fusion Moderate Fund
AZL MVP Moderate Index Strategy Fund	AZL MVP Invesco Equity and Income Fund
AZL MVP Pyramis Multi-Strategy Fund	AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL MVP T. Rowe Price Capital Appreciation Fund

Effective as of the close of business October 21, 2016, the AZL MVP Growth Index Strategy Fund acquired the assets and assumed the liabilities of the AZL MVP Fusion Growth Fund in a fund merger / reorganization transaction.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date November 28, 2016

By (Signature and Title)	/s/ Bashir Asad
Bashir Asad, Principal Financial Officer & Principal Accounting Officer

Date November 22, 2016